May 1, 2003


        Prospectuses

        NML Variable Annuity Account C


[photo here]


Group Combination Annuity Contracts for
Retirement Plans of Self-Employed Persons and Their Employees


Northwestern Mutual
Series Fund Inc., Fidelity
VIP Mid Cap Portfolio and
Russell Investment Funds

The Northwestern Mutual
Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, WI 53202
(414) 271-1444

www.northwesternmutual.com

901896 (03/86)(Rev.0503)                           [LOGO] Northwestern Mutual(R)

PROSPECTUS

NML Variable Annuity Account C

Group Combination Annuity Contracts

This prospectus describes group combination annuity contracts (the "Contracts") offered by The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") for use in connection with plans and trusts meeting the requirements of Sections 401 or 403(a) of the Internal Revenue Code of 1986, as amended (the "Code"). Such plans, which are popularly called "HR-10 Plans", afford certain federal income tax benefits to self-employed individuals and to employees and their beneficiaries.

The Contracts provide for the accumulation of funds and the payment of retirement benefits to participants or their beneficiaries ("Annuitants"). You may accumulate funds on a variable or fixed or combination basis. We will pay retirement benefits in a lump sum or under a variable or fixed annuity payment plan. Annuity benefits are described in individual certificates issued to Annuitants.

We fund variable accumulations and retirement benefits through NML Variable Annuity Account C (the "Account"), our separate account. This prospectus describes only the Account and the variable provisions of the Contracts except where there are specific references to the fixed provisions. The Account has twenty-four Divisions. You may direct how net considerations are allocated among the Divisions.

We use NML Variable Annuity Account C (the "Account") to keep the money you invest separate from our general assets. The money in the Account is invested in the eighteen portfolios of Northwestern Mutual Series Fund, Inc., the Fidelity Mid Cap Portfolio, and the five Russell Investment Funds. You select the Portfolios or Funds in which you want to invest. Northwestern Mutual Series Fund, Inc.: Small Cap Growth Stock, T. Rowe Price Small Cap Value, Aggressive Growth Stock, International Growth, Franklin Templeton International Equity, AllianceBernstein Mid Cap Value, Index 400 Stock, Janus Capital Appreciation, Growth Stock, Large Cap Core Stock, Capital Guardian Domestic Equity, T. Rowe Price Equity Income, Index 500 Stock, Asset Allocation, Balanced, High Yield Bond, Select Bond, and Money Market. Fidelity VIP Mid Cap Portfolio, Russell Investment Funds: Multi-Style Equity, Aggressive Equity, Non-U.S., Real Estate Securities, Core Bond.

The Account has 24 Divisions that correspond to the 19 Portfolios and 5 Funds in which you may invest. The Contracts also permit you to invest on a fixed basis, at rates that we determine. This prospectus describes only the Account and the variable provisions of the Contracts except where there are specific references to the fixed provisions.

We offer two versions of the Contracts: front-load Contracts and simplified-load Contracts. (See "Expense Table", p. 3, and "Deductions", p. 20.)

This prospectus is a concise description of the information you should know before you buy a Contract. We have filed additional information about the Contracts with the Securities and Exchange Commission in a Statement of Additional Information. We incorporate the Statement of Additional Information into this prospectus by reference. We will send you the Statement of Additional Information without charge if you write to The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, or call us at Telephone Number 1-888-455-2232. You will find the table of contents for the Statement of Additional Information following page 21 of this prospectus.

This prospectus is valid only when accompanied by the current prospectuses for Northwestern Mutual Series Fund, Inc., the Fidelity VIP Mid Cap Portfolio and Russell Investment Funds which are attached to this prospectus. You should retain this prospectus for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Date of this prospectus and the Statement of Additional Information is May 1, 2003.

                                                                     Prospectus

Contents for this Prospectus

                                                         Page
                                                         ----
                  PROSPECTUS............................   1
                   Group Combination Annuity Contracts
                     NML Variable Annuity Account C.....   1
                  INDEX OF SPECIAL TERMS................   3
                   Penalty Tax on Premature Payments....   3
                  EXPENSE TABLE.........................   3
                   Annual Fund Operating Expenses.......   4
                  ACCUMULATION UNIT VALUES..............   8
                  THE COMPANY...........................  15
                   NML VARIABLE ANNUITY ACCOUNT C.......  15
                  THE FUNDS.............................  16
                  THE CONTRACTS.........................  18
                   Unallocated Group Annuity Contracts..  18
                   Purchase Payments Under the Contracts  18
                     Amount and Frequency...............  18
                     Application of Purchase Payments...  18
                   Net Investment Factor................  19
                   Benefits Provided Under the Contracts  19
                     Surrender or Withdrawal Value......  19
                     Retirement Benefits................  19
                   Variable Payment Plans...............  19

                                                            Page
                                                            ----
                   Description of Payment Plans............  20
                   Amount of Annuity Payments..............  20
                   Assumed Investment Rate.................  20
                 Additional Information....................  20
                   Transfers Between Divisions and Payment
                     Plans.................................  20
                 Owners of the Contracts...................  20
                 Deferment of Benefit Payments.............  21
                 Dividends.................................  21
                 Substitution and Change...................  21
                 Amendments and Termination................  21
                 Financial Statements......................  21
                FEDERAL INCOME TAXES.......................  21
                 Contribution Limits.......................  21
                 Taxation of Contract Benefits.............  22
                 Minimum Distribution Requirement..........  22
                 Taxation of Northwestern Mutual...........  22
                DEDUCTIONS.................................  23
                DISTRIBUTION OF THE CONTRACTS..............  24
                CONTRACTS ISSUED PRIOR TO
                  JANUARY 1, 1992..........................  24

       The Table of Contents for the Statement of Additional Information appears on the page following page 24 of this prospectus.

Prospectus

Index of Special Terms

The following special terms used in this prospectus are discussed at the pages indicated.


       Term                                                         Page
       ----                                                         ----
       Accumulation Unit...........................................  18
       Annuitant...................................................  17
       Annuity (or Annuity Payments)...............................  19
       Owner.......................................................  20

       Term                                                         Page
       ----                                                         ----
       Net Investment Factor.......................................  19
       Payment Plans...............................................  20
       Surrender or Withdrawal Value...............................  19


Penalty Tax on Premature Payments Premature payment of benefits under an annuity contract may cause a penalty tax to be incurred. (See "Taxation of Contract Benefits", p. 22.)

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. On the left side of the tables below we show the fees and expenses you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Account divisions. On the right side of these tables we show the fees and expenses that you will pay periodically during the time that you own the Contract, not including the annual fund operating expenses which are shown in the table on the following page.

Expense Table

Front-Load Contract

       Transaction Expenses for Contractowners
       Maximum Sales Load (as a percentage of purchase payments)...  4.5%
       Installation Fee............................................  None
       Maximum Transfer Charge (up to 12 transfers per year
        guaranteed free; all transfer charges currently waived).... $  25

       Annual Expenses of the Account (as a percentage of assets)
       Current Mortality and Expense Risk Fees*.................... 0.65%
       Maximum Mortality and Expense Risk Fees*.................... 1.00%
       Other Expenses..............................................  None
                                                                    -----
       Total Current Separate Account Annual Expenses*............. 0.65%
       Total Maximum Separate Account Annual Expenses*............. 1.00%

        ---------------------------------------------------------------

Simplified-Load Contract

       Transaction Expenses for Contractowners
       Maximum Sales Load (as a percentage of purchase payments)...  None
       Installation Fee............................................ $ 750
       Maximum Transfer Charge (up to 12 transfers per year
        guaranteed free; all transfer charges currently waived).... $  25

       Annual Expenses of the Account (as a percentage of assets)
       Current Mortality and Expense Risk Fees*.................... 1.25%
       Maximum Mortality and Expense Risk Fees*.................... 1.50%
       Other Expenses..............................................  None
                                                                    -----
       Total Current Separate Account Annual Expenses*............. 1.25%
       Total maximum Separate Account Annual Expenses*............. 1.50%

* We guarantee the current mortality and expense risk fees for five years from the date of this prospectus. Thereafter, we reserve the right to waive the mortality and expense risk fees to a maximum annual rate of 1.00% for the Front-Load Contract and 1.50% for the Simplified-Load Contract. After the fifth Contract year we may amend the Contract with respect to the maximum annual rate for the mortality and expense risk fees as well as other Contract terms. See "Amendments and Termination", p. 21.

                                                                     Prospectus

Annual Fund Operating Expenses

This table describes the fees and expenses for the Portfolios and Funds that you will pay daily during the time that you own the Contract. The table shows the range (minimum and maximum) of total operating expenses, including investment advisory fees, distribution (12b-1) fees and other expenses. The range shown in this table does not reflect fee waivers or expense limits and reimbursements. The information is based on operations for the year ended December 31, 2002. Information for the Russell Insurance Funds has been restated to reflect current fee waivers and expense reimbursement as set forth in the footnotes for those funds. Information for new Funds is estimated. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

              Charge                               Minimum Maximum
              ------                               ------- -------
              Total Annual Fund Operating Expenses  0.21%   1.48%

                                                                                         Total Net Operating
                                                                                         Expenses (Including
                                                     Investment                  Total   Contractual Waivers,
                                                      Advisory   Other   12b-1 Operating   Limitations and
Portfolio or Fund                                       Fees    Expenses Fees  Expenses    Reimbursements)
-----------------                                    ---------- -------- ----- --------- --------------------
Northwestern Mutual Series Fund, Inc.
  Small Cap Growth Stock Portfolio..................   0.59%      0.01%    --    0.60%           0.60%
  T. Rowe Price Small Cap Value Portfolio/1/........   0.85%      0.17%    --    1.02%           1.00%
  Aggressive Growth Stock Portfolio.................   0.52%      0.00%    --    0.52%           0.52%
  International Growth Portfolio/2/.................   0.75%      0.40%    --    1.15%           1.10%
  Franklin Templeton International Equity Portfolio.   0.67%      0.07%    --    0.74%           0.74%
  AllianceBernstein Mid Cap Value Portfolio/3/......   0.85%      0.18%    --    1.03%           1.00%
  Index 400 Stock Portfolio.........................   0.25%      0.03%    --    0.28%           0.28%
  Janus Capital Appreciation Portfolio/4/...........   0.80%      0.38%    --    1.18%           0.90%
  Growth Stock Portfolio............................   0.42%      0.01%    --    0.43%           0.43%
  Large Cap Core Stock Portfolio/5/.................   0.57%      0.01%    --    0.58%           0.58%
  Capital Guardian Domestic Equity Portfolio/6/.....   0.65%      0.05%    --    0.70%           0.70%
  T. Rowe Price Equity Income Portfolio/7/..........   0.65%      0.13%    --    0.78%           0.75%
  Index 500 Stock Portfolio.........................   0.20%      0.01%    --    0.21%           0.21%
  Asset Allocation Portfolio/8/.....................   0.60%      0.27%    --    0.87%           0.75%
  Balanced Portfolio................................   0.30%      0.00%    --    0.30%           0.30%
  High Yield Bond Portfolio.........................   0.51%      0.03%    --    0.54%           0.54%
  Select Bond Portfolio.............................   0.30%      0.00%    --    0.30%           0.30%
  Money Market Portfolio/9/.........................   0.30%      0.00%    --    0.30%           0.30%

Fidelity VIP Mid Cap Portfolio......................   0.58%      0.12%  0.25%   0.95%           0.95%

Russell Investment Funds
  Multi-Style Equity Fund/10/.......................   0.78%      0.21%    --    0.99%           0.87%
  Aggressive Equity Fund/11/........................   0.95%      0.41%    --    1.36%           1.05%
  Non-U.S. Fund/12/.................................   0.95%      0.53%    --    1.48%           1.15%
  Real Estate Securities Fund/13/...................   0.85%      0.14%    --    0.99%           0.99%
  Core Bond Fund/14/................................   0.60%      0.20%    --    0.80%           0.70%

 1.T. Rowe Price Small Cap Value Portfolio Northwestern Mutual Series Funds' advisor, Mason Street Advisors, LLC ("MSA") has contractually agreed to waive, at least until December 31, 2006, a portion of its 0.85% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 1.00% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 1.00% of the average daily net assets on an annual basis. Taking the fee waivers into account, the annual total operating expenses were 1.00% of the average net assets of the
   T. Rowe Price Small Cap Value Portfolio.
 2.International Growth Portfolio MSA has contractually agreed to waive, at least until December 31, 2006, a portion of its 0.75% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 1.10% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 1.10% of the average daily net assets on an annual basis. Taking the fee waivers into account, the annual total operating expenses were 1.10% of the average net assets of the International Growth Portfolio.
 3.AllianceBernstein Mid Cap Value Portfolio Expenses are estimated for 2003 at annualized rates. MSA has contractually agreed to waive, at least until December 31, 2008, a portion of its 0.85% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 1.00% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 1.00% of the average daily net assets on an annual basis. Taking the fee waivers into account, the annual total operating expenses would be estimated at 1.00% of the average net assets of the AllianceBernstein Mid Cap Value Portfolio.
 4.Janus Capital Appreciation Portfolio Expenses are estimated for 2003 at annualized rates. MSA has contractually agreed to waive, at least until December 31, 2008, a portion of its 0.80% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 0.90% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which

Prospectus
   exceed 1.00% of the average daily net assets on an annual basis. Taking the fee waivers into account, the annual total operating expenses would be estimated at 0.90% of the average net assets of the Janus Capital Appreciation Portfolio.
 5.Large Cap Core Stock Portfolio Prior to January 31, 2003 this Portfolio was named the J. P. Morgan Select Growth and Income Stock Portfolio. Effective on that date the investment advisory agreement was amended to conform the investment advisory fee to the corresponding fee for the Growth Stock Portfolio. If this amendment had been in effect for the 12 months ended December 31, 2002, investment advisory fees for 2002 would have been 0.43% and total operating expenses would have been 0.44%.
 6.Capital Guardian Domestic Equity Portfolio MSA has contractually agreed to waive, at least until December 31, 2006, a portion of its 0.65% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 0.75% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 0.75% of the average daily net assets on an annual basis. Taking the fee waivers into account, the annual total operating expenses were 0.75% of the average net assets of the Capital Guardian Domestic Equity Portfolio.
 7.T. Rowe Price Equity Income Portfolio Expenses are estimated for 2003 at annualized rates. MSA has contractually agreed to waive, at least until December 31, 2008, a portion of its 0.65% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 0.75% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 0.75% of the average daily net assets on an annual basis. Taking the fee waivers into account, the annual total operating expenses would be estimated at 0.75% of the average net assets of the T. Rowe Price Equity Income Portfolio.
 8.Asset Allocation Portfolio MSA has contractually agreed to waive, at least until December 31, 2006, a portion of its 0.60% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 0.75% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 0.75% of the average daily net assets on an annual basis. Taking the fee waivers into account, the annual total operating expenses were 0.75% of the average net assets of the Asset Allocation Portfolio.
 9.Money Market Portfolio  MSA has voluntarily waived its management fee since
   December 31, 2002. Taking the fee waiver into account the total operating expenses for the 12 months ended December 31, 2002 were .27%.
10.Multi-Style Equity Fund  The Fund's Manager, Frank Russell Investment
   Management Company (FRIMCo) has contractually agreed to waive, at least until April 30, 2004, a portion of its 0.78% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.87% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed 0.87% of the average daily net assets on an annual basis.
11.Aggressive Equity Fund FRIMCo has contractually agreed to waive, at least until April 30, 2004, a portion of its 0.95% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.05% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed 1.05% of the average daily net assets on an annual basis.
12.Non-U.S. Fund FRIMCo has contractually agreed to waive, at least until April 30, 2004, a portion of its 0.95% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.15% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed 1.15% of the average daily net assets on an annual basis.
13.Real Estate Securities Fund FRIMCo has contractually agreed to waive, at least until April 30, 2004, a portion of its 0.85% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.10% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed 1.10% of the average daily net assets on an annual basis.
14.Core Bond Fund FRIMCo has contractually agreed to waive, at least until April 30, 2004, a portion of its 0.60% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.70% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed 0.70% of the average daily net assets on an annual basis.

                                                                     Prospectus

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, separate account annual expenses, and fees and expenses for the Portfolios of Northwestern Mutual Series Fund, Inc., Fidelity VIP Mid Cap Portfolio and Russell Investment Funds (the "Portfolios and Funds"). The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios and Funds as shown in the Table on page 4. Your actual costs may be higher or lower, based on these assumptions.

EXAMPLE

Front-Load Contract--The plan would pay the following expenses on each $10,000 investment, assuming 5% annual return:

                                              1 Year 3 Years 5 Years 10 Years
                                              ------ ------- ------- --------
   Northwestern Mutual Series Fund, Inc.
     Small Cap Growth Stock..................  $572  $  829  $1,105   $1,893
     T. Rowe Price Small Cap Value...........  $610  $  947  $1,309   $2,330
     Aggressive Growth Stock.................  $564  $  805  $1,065   $1,806
     International Growth....................  $620  $  976  $1,362   $2,454
     Franklin Templeton International Equity.  $585  $  870  $1,176   $2,043
     AllianceBernstein Mid Cap Value.........  $610  $  947  $1,307   $2,331
     Index 400 Stock.........................  $541  $  733  $  942   $1,542
     Janus Capital Appreciation..............  $601  $  918  $1,257   $2,348
     Growth Stock............................  $555  $  778  $1,019   $1,708
     Large Cap Core Stock....................  $570  $  823  $1,095   $1,872
     Capital Guardian Domestic Equity........  $581  $  858  $1,156   $2,001
     T. Rowe Price Equity Income.............  $586  $  873  $1,181   $2,069
     Index 500 Stock.........................  $534  $  712  $  905   $1,463
     Asset Allocation........................  $586  $  873  $1,195   $2,138
     Balanced................................  $543  $  739  $  952   $1,564
     High Yield Bond.........................  $566  $  811  $1,075   $1,828
     Select Bond.............................  $543  $  739  $  952   $1,564
     Money Market............................  $543  $  739  $  952   $1,564

   Fidelity VIP Mid Cap Portfolio............  $605  $  932  $1,282   $2,265

   Russell Investment Funds
     Multi-Style Equity......................  $598  $  929  $1,287   $2,293
     Aggressive Equity.......................  $615  $1,014  $1,447   $2,650
     Non-U.S.................................  $625  $1,046  $1,504   $2,768
     Real Estate Securities..................  $609  $  944  $1,302   $2,306
     Core Bond...............................  $581  $  875  $1,194   $2,096

Prospectus

Simplified Load Contract--The plan would pay the following expenses on each $10,000 investment, assuming 5% annual return:

                                              1 Year 3 Years 5 Years 10 Years
                                              ------ ------- ------- --------
   Northwestern Mutual Series Fund, Inc.
     Small Cap Growth Stock..................  $200   $593   $1,012   $2,179
     T. Rowe Price Small Cap Value...........  $240   $715   $1,218   $2,608
     Aggressive Growth Stock.................  $192   $569   $  971   $2,094
     International Growth....................  $250   $745   $1,272   $2,729
     Franklin Templeton International Equity.  $214   $636   $1,084   $2,326
     AllianceBernstein Mid Cap Value.........  $240   $715   $1,216   $2,608
     Index 400 Stock.........................  $168   $495   $  846   $1,834
     Janus Capital Appreciation..............  $230   $685   $1,165   $2,625
     Growth Stock............................  $183   $541   $  924   $1,997
     Large Cap Core Stock....................  $198   $587   $1,002   $2,158
     Capital Guardian Domestic Equity........  $210   $624   $1,063   $2,284
     T. Rowe Price Equity Income.............  $215   $639   $1,089   $2,351
     Index 500 Stock.........................  $161   $474   $  809   $1,757
     Asset Allocation........................  $215   $639   $1,102   $2,420
     Balanced................................  $170   $501   $  856   $1,856
     High Yield Bond.........................  $194   $575   $  981   $2,115
     Select Bond.............................  $170   $501   $  856   $1,856
     Money Market............................  $170   $501   $  856   $1,856

   Fidelity VIP Mid Cap Portfolio............  $235   $700   $1,191   $2,543

   Russell Investment Funds
     Multi-Style Equity......................  $227   $696   $1,196   $2,571
     Aggressive Equity.......................  $245   $783   $1,359   $2,922
     Non-U.S.................................  $255   $817   $1,416   $3,037
     Real Estate Securities..................  $239   $712   $1,211   $2,584
     Core Bond...............................  $210   $641   $1,102   $2,378

Note: The purchase payments for either a Front-Load Contract or a Simplified-Load Contract must reach a total minimum amount of $25,000 during the first Contract year. The installation fee of $750 is divided between the funds for the Simplified-Load fee table. The numbers above must be multiplied by 2.5 to find the expenses for a Front-Load Contract or a Simplified-Load Contract of this minimum size.

The purpose of the table above is to assist you in understanding the expenses paid by the Account and the Portfolios and Funds borne by investors in the Contracts. The sales load for a front-load Contract depends on the amount of cumulative purchase payments. For both Contracts an annual administration fee of $150 applies if the Contract value is less than $25,000 on the Contract anniversary. The table does not include any expenses for premium taxes. We currently make no charges for premium taxes. See "Deductions", p. 23 for additional information about expenses for the Contracts. The expenses shown in the table for the Portfolios and Funds show the annual expenses for each, as a percentage of their average net assets, based on 2002 operations for the Portfolios and their predecessors and the Funds. Expenses for Portfolios which have not begun operations are estimated. Expenses for the T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation Portfolios and for each of the Russell Investment Funds reflect fee waivers and expense reimbursements that the Portfolios' and Fund's advisers have voluntarily agreed to make for the year 2003. These may be changed in future years without notice. The expenses shown in the table reflect an assumption that the fee waivers and expense reimbursements will continue for the periods shown. Absent the fee waivers and expense reimbursements the expenses would be higher. See the disclosure on page 4.

The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown, subject to the guarantees of the Contracts.

                                                                     Prospectus

Accumulation Unit Values
Contracts Issued After December 31, 1991

Northwestern Mutual Series, Fund, Inc.

                                                                   For the Years Ended December 31
                                 ------------------------------------------------------------------------------------------
                                   2002      2001      2000      1999       1998      1997      1996      1995      1994
                                 --------- --------- --------- --------- ---------- --------- --------- --------- ---------
Small Cap Growth Stock Division
  Front Load Version
   Beginning of Period*.........    $1.878    $1.965    $1.853    $1.000         --        --        --        --        --
   End of Period................    $1.522    $1.878    $1.965    $1.853         --        --        --        --        --
  Simplified Load Version
   Beginning of Period*.........    $1.848    $1.945    $1.846    $1.000         --        --        --        --        --
   End of Period................    $1.489    $1.848    $1.945    $1.846         --        --        --        --        --
  Number of Units Outstanding,
   End of Period
   Front Load...................   196,887   267,151   326,150    73,643         --        --        --        --        --
   Simplified Load..............   752,922 1,067,072 1,197,387   360,069         --        --        --        --        --
T. Rowe Price Small Cap
 Value Division
  Front Load Version
   Beginning of Period++........    $1.015    $1.000        --        --         --        --        --        --        --
   End of Period................    $ .952    $1.015        --        --         --        --        --        --        --
  Simplified Load Version
   Beginning of Period++........    $1.012    $1.000        --        --         --        --        --        --        --
   End of Period................    $ .944    $1.012        --        --         --        --        --        --        --
  Number of Units Outstanding,
   End of Period
   Front Load...................   107,346     6,843        --        --         --        --        --        --        --
   Simplified Load..............   319,123   140,648        --        --         --        --        --        --        --
Aggressive Growth Stock Division
  Front Load Version
   Beginning of Period..........    $3.013    $3.785    $3.588    $2.512     $2.350    $2.078    $1.777    $1.284    $1.226
   End of Period................    $2.360    $3.013    $3.785    $3.588     $2.512    $2.350    $2.078    $1.777    $1.284
  Simplified Load Version
   Beginning of Period..........    $4.504    $5.692    $5.428    $3.822     $3.598    $3.200    $2.753    $2.001    $1.922
   End of Period................    $3.507    $4.504    $5.692    $5.428     $3.822    $3.598    $3.200    $2.753    $2.001
  Number of Units Outstanding,
   End of Period
   Front Load...................   971,915 1,500,880 2,114,652 2,776,961  2,921,309 3,169,006 3,197,341 2,242,402 1,206,187
   Simplified Load.............. 2,894,768 5,014,536 6,384,710 6,707,103  8,671,088 8,989,193 7,872,553 5,316,689 3,503,170
International Growth Division
  Front Load Version
   Beginning of Period++........     $.904    $1.000        --        --         --        --        --        --        --
   End of Period................     $.787    $ .904        --        --         --        --        --        --        --
  Simplified Load Version
   Beginning of Period++........     $.901    $1.000        --        --         --        --        --        --        --
   End of Period................     $.780    $ .901        --        --         --        --        --        --        --
  Number of Units Outstanding,
   End of Period
   Front Load...................     6,864        --        --        --         --        --        --        --        --
   Simplified Load..............    50,699    24,665        --        --         --        --        --        --        --


                                   1993
                                 ---------
Small Cap Growth Stock Division
  Front Load Version
   Beginning of Period*.........        --
   End of Period................        --
  Simplified Load Version
   Beginning of Period*.........        --
   End of Period................        --
  Number of Units Outstanding,
   End of Period
   Front Load...................        --
   Simplified Load..............        --
T. Rowe Price Small Cap
 Value Division
  Front Load Version
   Beginning of Period++........        --
   End of Period................        --
  Simplified Load Version
   Beginning of Period++........        --
   End of Period................        --
  Number of Units Outstanding,
   End of Period
   Front Load...................        --
   Simplified Load..............        --
Aggressive Growth Stock Division
  Front Load Version
   Beginning of Period..........    $1.036
   End of Period................    $1.226
  Simplified Load Version
   Beginning of Period..........    $1.634
   End of Period................    $1.922
  Number of Units Outstanding,
   End of Period
   Front Load................... 1,370,746
   Simplified Load.............. 1,538,447
International Growth Division
  Front Load Version
   Beginning of Period++........        --
   End of Period................        --
  Simplified Load Version
   Beginning of Period++........        --
   End of Period................        --
  Number of Units Outstanding,
   End of Period
   Front Load...................        --
   Simplified Load..............        --

 *The initial investment in the Small Cap Growth Stock Division was made on April 30, 1999.

++The initial investments in the T. Rowe Price Small Cap Value Division and the
  International Growth Division were made on July 31, 2001.

Prospectus

Accumulation Unit Values
Contracts Issued After December 31, 1991 (continued)

Northwestern Mutual Series, Fund, Inc. (continued)

                                                                   For the Years Ended December 31
                                 ------------------------------------------------------------------------------------------
                                   2002      2001      2000      1999       1998      1997      1996      1995      1994
                                 --------- --------- --------- --------- ---------- --------- --------- --------- ---------
Franklin Templeton International
 Equity Division
  Front Load Version
   Beginning of Period+.........    $2.014    $2.357    $2.391    $1.958     $1.881    $1.686    $1.402    $1.232    $1.241
   End of Period................    $1.653    $2.014    $2.357    $2.391     $1.958    $1.881    $1.686    $1.402    $1.232
  Simplified Load Version
   Beginning of Period+.........    $1.912    $2.251    $2.298    $1.893     $1.829    $1.649    $1.380    $1.220    $1.236
   End of Period................    $1.560    $1.912    $2.251    $2.298     $1.893    $1.829    $1.649    $1.380    $1.220
  Number of Units Outstanding,
   End of Period
   Front Load...................   533,156 1,089,643 1,653,777 2,301,771  2,807,888 3,021,349 2,709,249 2,009,228 1,453,091
   Simplified Load.............. 2,177,641 3,669,875 4,672,038 5,480,221  6,652,248 7,247,144 5,703,032 3,972,573 2,764,466
Index 400 Stock Division
  Front Load Version
   Beginning of Period*.........    $1.308    $1.308    $1.123    $1.000         --        --        --        --        --
   End of Period................    $1.096    $1.291    $1.308    $1.123         --        --        --        --        --
  Simplified Load Version
   Beginning of Period*.........    $1.271    $1.295    $1.119    $1.000         --        --        --        --        --
   End of Period................    $1.072    $1.271    $1.295    $1.119         --        --        --        --        --
  Number of Units Outstanding,
   End of Period
   Front Load...................   336,737   301,024   295,347    13,563         --        --        --        --        --
   Simplified Load..............   994,007 1,182,483   775,791   398,635         --        --        --        --        --
Growth Stock Division
  Front Load Version
   Beginning of Period**........    $2.574    $3.020    $3.117    $2.561     $2.035    $1.577    $1.313    $1.010    $1.000
   End of Period................    $2.024    $2.574    $3.020    $3.117     $2.561    $2.035    $1.577    $1.313    $1.010
  Simplified Load Version
   Beginning of Period**........    $2.458    $2.902    $3.013    $2.491     $1.991    $1.552    $1.300    $1.006    $1.000
   End of Period................    $1.922    $2.458    $2.902    $3.013     $2.491    $1.991    $1.552    $1.300    $1.006
  Number of Units Outstanding,
   End of Period
   Front Load...................   413,788   557,646   814,788   995,796    845,190   710,110   587,482   361,207   149,268
   Simplified Load.............. 1,981,939 2,896,593 3,220,718 3,646,722  3,373,983 2,159,985 1,742,522   586,644   177,918
Large Cap Core Stock Division
  Front Load Version
   Beginning of Period**........    $2.215    $2.417    $2.615    $2.449     $2.002    $1.550    $1.300    $ .998    $1.000
   End of Period................    $1.580    $2.215    $2.417    $2.615     $2.449    $2.002    $1.550    $1.300    $ .998
  Simplified Load Version
   Beginning of Period**........    $2.116    $2.323    $2.528    $2.382     $1.959    $1.525    $1.287    $ .994    $1.000
   End of Period................    $1.580    $2.116    $2.323    $2.528     $2.382    $1.959    $1.525    $1.287    $ .994
  Number of Units Outstanding,
   End of Period
   Front Load...................   572,493 1,012,918 1,319,721 1,704,699  2,452,149 1,970,478 1,357,354   861,211   418,974
   Simplified Load.............. 2,469,396 3,691,394 4,329,641 5,912,799  5,876,089 4,547,004 2,769,823 1,733,022   745,425


                                   1993
                                 ---------
Franklin Templeton International
 Equity Division
  Front Load Version
   Beginning of Period+.........    $1.000
   End of Period................    $1.241
  Simplified Load Version
   Beginning of Period+.........    $1.000
   End of Period................    $1.236
  Number of Units Outstanding,
   End of Period
   Front Load...................   743,216
   Simplified Load..............   591,810
Index 400 Stock Division
  Front Load Version
   Beginning of Period*.........        --
   End of Period................        --
  Simplified Load Version
   Beginning of Period*.........        --
   End of Period................        --
  Number of Units Outstanding,
   End of Period
   Front Load...................        --
   Simplified Load..............        --
Growth Stock Division
  Front Load Version
   Beginning of Period**........        --
   End of Period................        --
  Simplified Load Version
   Beginning of Period**........        --
   End of Period................        --
  Number of Units Outstanding,
   End of Period
   Front Load...................        --
   Simplified Load..............        --
Large Cap Core Stock Division
  Front Load Version
   Beginning of Period**........        --
   End of Period................        --
  Simplified Load Version
   Beginning of Period**........        --
   End of Period................        --
  Number of Units Outstanding,
   End of Period
   Front Load...................        --
   Simplified Load..............        --

 +The initial investment in the Franklin Templeton International Equity
  Division was made on April 30, 1993.

 *The initial investment in the Index 400 Stock Division was made on April 30, 1999.

**The initial investments in the Growth Stock Division and the Large Cap Core
  Stock Division were made on May 3, 1994.

                                                                     Prospectus

Accumulation Unit Values
Contracts Issued After December 31, 1991 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

                                                                  For the Years Ended December 31
                                ------------------------------------------------------------------------------------------
                                  2002      2001      2000      1999       1998      1997      1996      1995      1994
                                --------- --------- --------- --------- ---------- --------- --------- --------- ---------
Capital Guardian Domestic
 Equity Division
  Front Load Version
   Beginning of Period++.......     $.975    $1.000        --        --         --        --        --        --        --
   End of Period...............     $.763    $ .975        --        --         --        --        --        --        --
  Simplified Load Version
   Beginning of Period++.......     $.973    $1.000        --        --         --        --        --        --        --
   End of Period...............     $.757    $ .973        --        --         --        --        --        --        --
  Number of Units Outstanding,
   End of Period
   Front Load..................   152,654    65,910        --        --         --        --        --        --        --
   Simplified Load.............   532,023   118,930        --        --         --        --        --        --        --
Index 500 Stock Division
  Front Load Version
   Beginning of Period.........    $3.126    $3.570    $3.938    $3.279     $2.564    $1.937    $1.588    $1.165    $1.159
   End of Period...............    $2.420    $3.126    $3.570    $3.938     $3.279    $2.564    $1.937    $1.588    $1.165
  Simplified Load Version
   Beginning of Period.........    $3.857    $4.432    $4.919    $4.119     $3.240    $2.463    $2.032    $1.499    $1.500
   End of Period...............    $2.968    $3.857    $4.432    $4.919     $4.119    $3.240    $2.463    $2.032    $1.499
  Number of Units Outstanding,
   End of Period
   Front Load.................. 1,590,204 1,894,641 2,724,196 4,131,824  4,231,423 3,966,706 3,880,961 2,399,586 1,918,074
   Simplified Load............. 3,721,837 6,661,517 8,286,039 9,809,484 10,493,642 9,442,314 8,015,553 5,080,179 3,939,802
Asset Allocation Division
  Front Load Version
   Beginning of Period++.......     $.976    $1.000        --        --         --        --        --        --        --
   End of Period...............     $.870    $ .976        --        --         --        --        --        --        --
  Simplified Load Version
   Beginning of Period++.......     $.974    $1.000        --        --         --        --        --        --        --
   End of Period...............     $.863    $ .974        --        --         --        --        --        --        --
  Number of Units Outstanding,
   End of Period
   Front Load..................    49,074     5,135        --        --         --        --        --        --        --
   Simplified Load............. 1,295,448    10,584        --        --         --        --        --        --        --
Balanced Division
  Front Load Version
   Beginning of Period.........    $2.405    $2.500    $2.520    $2.281     $1.931    $1.600    $1.419    $1.130    $1.138
   End of Period...............    $2.210    $2.405    $2.500    $2.520     $2.281    $1.931    $1.600    $1.419    $1.130
  Simplified Load Version
   Beginning of Period.........    $7.047    $7.368    $7.473    $6.805     $5.796    $4.830    $4.311    $3.453    $3.497
   End of Period...............    $6.435    $7.047    $7.368    $7.473     $6.805    $5.796    $4.830    $4.311    $3.453
  Number of Units Outstanding,
   End of Period
   Front Load.................. 2,482,208 3,593,854 4,447,958 6,183,051  6,324,558 6,187,478 5,934,240 5,275,308 3,879,218
   Simplified Load............. 2,851,167 4,313,580 5,215,778 6,319,468  7,165,398 6,839,439 5,971,232 4,902,410 4,108,593


                                  1993
                                ---------
Capital Guardian Domestic
 Equity Division
  Front Load Version
   Beginning of Period++.......        --
   End of Period...............        --
  Simplified Load Version
   Beginning of Period++.......        --
   End of Period...............        --
  Number of Units Outstanding,
   End of Period
   Front Load..................        --
   Simplified Load.............        --
Index 500 Stock Division
  Front Load Version
   Beginning of Period.........    $1.062
   End of Period...............    $1.159
  Simplified Load Version
   Beginning of Period.........    $1.384
   End of Period...............    $1.500
  Number of Units Outstanding,
   End of Period
   Front Load.................. 1,919,768
   Simplified Load............. 2,767,397
Asset Allocation Division
  Front Load Version
   Beginning of Period++.......        --
   End of Period...............        --
  Simplified Load Version
   Beginning of Period++.......        --
   End of Period...............        --
  Number of Units Outstanding,
   End of Period
   Front Load..................        --
   Simplified Load.............        --
Balanced Division
  Front Load Version
   Beginning of Period.........    $1.045
   End of Period...............    $1.138
  Simplified Load Version
   Beginning of Period.........    $3.232
   End of Period...............    $3.497
  Number of Units Outstanding,
   End of Period
   Front Load.................. 4,987,943
   Simplified Load............. 3,002,098

++The initial investments in the Capital Guardian Domestic Equity Division and the Asset Allocation Division were made on July 31, 2001.

Prospectus

Accumulation Unit Values
Contracts Issued After December 31, 1991 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

                                                                  For the Years Ended December 31
                                ------------------------------------------------------------------------------------------
                                  2002      2001      2000      1999       1998      1997      1996      1995      1994
                                --------- --------- --------- --------- ---------- --------- --------- --------- ---------
High Yield Bond Division
  Front Load Version
   Beginning of Period**.......    $1.555    $1.490    $1.572    $1.590     $1.630    $1.416    $1.190    $1.026    $1.000
   End of Period...............    $1.500    $1.555    $1.490    $1.572     $1.590    $1.630    $1.416    $1.190    $1.026
  Simplified Load Version
   Beginning of Period**.......    $1.485    $1.432    $1.520    $1.546     $1.595    $1.394    $1.178    $1.022    $1.000
   End of Period...............    $1.424    $1.485    $1.432    $1.520     $1.546    $1.595    $1.394    $1.178    $1.022
  Number of Units Outstanding,
   End of Period
   Front Load..................   128,545   148,103   166,175   409,857    441,272   423,726   275,323    90,184    47,321
   Simplified Load.............   626,041   967,459 1,125,550 1,556,400  1,917,813 1,219,819   626,090   313,810   149,862
Select Bond Division
  Front Load Version
   Beginning of Period.........    $1.872    $1.707    $1.559    $1.585     $1.490    $1.370    $1.335    $1.128    $1.169
   End of Period...............    $2.084    $1.872    $1.707    $1.559     $1.585    $1.490    $1.370    $1.335    $1.128
  Simplified Load Version
   Beginning of Period.........    $8.300    $7.615    $6.996    $7.157     $6.768    $6.261    $6.137    $5.217    $5.437
   End of Period...............    $9.188    $8.300    $7.615    $6.996     $7.157    $6.768    $6.261    $6.137    $5.217
  Number of Units Outstanding,
   End of Period
   Front Load..................   518,978   572,892   736,742 2,264,883  2,718,375 2,574,248 2,676,832 1,800,898 1,668,091
   Simplified Load.............   717,143   892,114   895,503 1,068,272  1,231,485 1,034,899   966,414   677,396   503,763
Money Market Division
  Front Load Version
   Beginning of Period.........    $1.490    $1.443    $1.366    $1.308     $1.249    $1.192    $1.140    $1.084    $1.048
   End of Period...............    $1.504    $1.490    $1.443    $1.366     $1.308    $1.249    $1.192    $1.140    $1.084
  Simplified Load Version
   Beginning of Period.........    $2.724    $2.655    $2.529    $2.436     $2.340    $2.246    $2.161    $2.067    $2.012
   End of Period...............    $2.735    $2.724    $2.655    $2.529     $2.436    $2.340    $2.246    $2.161    $2.067
  Number of Units Outstanding,
   End of Period
   Front Load.................. 2,092,096   926,739   640,788 1,879,181  1,905,815 1,710,473 2,829,669 2,956,017 3,313,061
   Simplified Load............. 2,737,901 4,816,439 3,715,872 6,539,184  6,483,460 5,844,682 3,818,067 1,890,645 1,453,033


                                  1993
                                ---------
High Yield Bond Division
  Front Load Version
   Beginning of Period**.......        --
   End of Period...............        --
  Simplified Load Version
   Beginning of Period**.......        --
   End of Period...............        --
  Number of Units Outstanding,
   End of Period
   Front Load..................        --
   Simplified Load.............        --
Select Bond Division
  Front Load Version
   Beginning of Period.........    $1.066
   End of Period...............    $1.169
  Simplified Load Version
   Beginning of Period.........    $4.990
   End of Period...............    $5.437
  Number of Units Outstanding,
   End of Period
   Front Load.................. 2,389,345
   Simplified Load.............   328,979
Money Market Division
  Front Load Version
   Beginning of Period.........    $1.026
   End of Period...............    $1.048
  Simplified Load Version
   Beginning of Period.........    $1.980
   End of Period...............    $2.012
  Number of Units Outstanding,
   End of Period
   Front Load..................   218,747
   Simplified Load.............   810,405

**The initial investment in the High Yield Bond Division was made on May 3, 1994.

                                                                     Prospectus

Accumulation Unit Values
Contracts Issued After December 31, 1991 (continued)

Russell Investment Funds


                                  For the Years Ended
                                      December 31         For the Eight
                              --------------------------- Months Ended
                               2002     2001      2000    Dec. 31, 1999
                              ------- --------- --------- -------------
        Multi-Style Equity
         Division
          Front Load Version
           Beginning of
            Period#..........   $.796     $.934    $1.071      $1.000
           End of Period.....   $.607     $.796    $ .934      $1.071
          Simplified Load
           Version
           Beginning of
            Period#..........   $.783     $.925    $1.067      $1.000
           End of Period.....   $.594     $.783    $ .925      $1.067
          Number of Units
           Outstanding, End
           of Period
           Front Load........ 415,010   476,113   381,014     297,016
           Simplified Load... 753,322 1,055,871 1,254,417   1,126,401
        Aggressive Equity
         Division
          Front Load Version
           Beginning of
            Period#..........  $1.057    $1.090    $1.104      $1.000
           End of Period.....  $ .850    $1.057    $1.090      $1.104
          Simplified Load
           Version
           Beginning of
            Period#..........  $1.040    $1.079    $1.100      $1.000
           End of Period.....  $ .832    $1.040    $1.079      $1.100
          Number of Units
           Outstanding, End
           of Period
           Front Load........ 134,602   173,179   139,940      79,144
           Simplified Load... 486,635   497,305   444,666     230,607
        Non-U.S. Division
          Front Load Version
           Beginning of
            Period#..........   $.822    $1.061    $1.248      $1.000
           End of Period.....   $.693    $ .822    $1.061      $1.248
          Simplified Load
           Version
           Beginning of
            Period#..........   $.809    $1.050    $1.243      $1.000
           End of Period.....   $.678    $ .809    $1.050      $1.243
          Number of Units
           Outstanding, End
           of Period
           Front Load........ 171,093   204,848   207,716     151,721
           Simplified Load... 572,955   592,423   540,064     297,512

#The initial investment was made on April 30, 1999.

                                   For the Years Ended
                                       December 31         For the Eight
                               --------------------------- Months Ended
                                2002     2001      2000    Dec. 31, 1999
                               ------- --------- --------- -------------
        Real Estate Securities
         Division
          Front Load Version
           Beginning of
            Period#...........  $1.251    $1.167    $ .923     $1.000
           End of Period......  $1.290    $1.251    $1.167     $ .923
          Simplified Load
           Version
           Beginning of
            Period#...........  $1.231    $1.156    $ .920     $1.000
           End of Period......  $1.262    $1.231    $1.156     $ .920
          Number of Units
           Outstanding, End
           of Period
           Front Load......... 192,940   179,970    69,412     36,624
           Simplified Load.... 664,333   423,962   263,698     36,814
        Core Bond Division
          Front Load Version
           Beginning of
            Period#...........  $1.151    $1.079    $ .987     $1.000
           End of Period......  $1.245    $1.151    $1.079     $ .987
          Simplified Load
           Version
           Beginning of
            Period#...........  $1.133    $1.068    $ .983     $1.000
           End of Period......  $1.218    $1.133    $1.068     $ .983
          Number of Units
           Outstanding, End
           of Period
           Front Load......... 335,742   337,317   259,803    239,265
           Simplified Load.... 317,067   357,837   192,428    150,425

Prospectus

Accumulation Unit Values
Contracts Issued Between April 30, 1984 and December 31, 1991 (continued)

Northwestern Mutual Series Fund, Inc.

                                                               For the Years Ended December 31
                         --------------------------------------------------------------------------------------------------
                            2002       2001       2000       1999       1998       1997       1996       1995       1994
                         ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Small Cap Growth
 Stock Division
  Beginning of Period*..    $19.113    $19.860    $18.611    $10.000         --         --         --         --         --
  End of Period.........    $15.591    $19.113    $19.860    $18.611         --         --         --         --         --
  Number of Units
   Outstanding, End
   of Period............    991,906    973,886    859,005      7,543         --         --         --         --         --
T. Rowe Price Small Cap
 Value Division
  Beginning of Period++.    $10.176    $10.000         --         --         --         --         --         --         --
  End of Period.........    $ 9.608    $10.176         --         --         --         --         --         --         --
  Number of Units
   Outstanding, End
   of Period............      5,266      1,494         --         --         --         --         --         --         --
Aggressive Growth
 Stock Division
  Beginning of Period...    $48.753    $60.845    $57.304    $39.854    $37.055    $32.543    $27.649    $19.849    $18.832
  End of Period.........    $38.441    $48.753    $60.845    $57.304    $39.854    $37.055    $32.543    $27.649    $19.849
  Number of Units
   Outstanding, End
   of Period............  1,538,419  1,743,958  1,855,202  1,627,058  1,801,179  1,935,434  1,944,411  1,397,885  1,239,328
International Growth
 Division
  Beginning of Period++.     $9.060    $10.000         --         --         --         --         --         --         --
  End of Period.........     $7.942    $ 9.060         --         --         --         --         --         --         --
  Number of Units
   Outstanding, End
   of Period............      1,686      1,695         --         --         --         --         --         --         --
Franklin Templeton
 International Equity
 Division
  Beginning of Period+..     $2.131     $2.477     $2.497     $2.032     $1.938     $1.726     $1.427     $1.245     $1.246
  End of Period.........     $1.760     $2.131     $2.477     $2.497     $2.032     $1.938     $1.726     $1.427     $1.245
  Number of Units
   Outstanding, End
   of Period............ 17,429,828 18,588,012 20,581,224 18,571,580 20,139,790 23,069,550 20,439,570 14,747,734 15,153,296
Index 400 Stock Division
  Beginning of Period*..    $13.138    $13.225    $11.283    $10.000         --         --         --         --         --
  End of Period.........    $11.228    $13.138    $13.225    $11.283         --         --         --         --         --
  Number of Units
   Outstanding, End
   of Period............  1,164,280  1,136,905    756,727      1,071         --         --         --         --         --
Growth Stock Division
  Beginning of Period**.    $27.050    $31.532    $32.337    $26.399    $20.837    $16.047    $13.272    $10.145         --
  End of Period.........    $21.415    $27.050    $31.532    $32.337    $26.399    $20.837    $16.047    $13.272         --
  Number of Units
   Outstanding, End
   of Period............    821,207    902,782    978,007    792,443    651,556    482,897    378,236     63,881         --


                           1993
                         ---------
Small Cap Growth
 Stock Division
  Beginning of Period*..        --
  End of Period.........        --
  Number of Units
   Outstanding, End
   of Period............        --
T. Rowe Price Small Cap
 Value Division
  Beginning of Period++.        --
  End of Period.........        --
  Number of Units
   Outstanding, End
   of Period............        --
Aggressive Growth
 Stock Division
  Beginning of Period...   $15.810
  End of Period.........   $18.832
  Number of Units
   Outstanding, End
   of Period............   910,764
International Growth
 Division
  Beginning of Period++.        --
  End of Period.........        --
  Number of Units
   Outstanding, End
   of Period............        --
Franklin Templeton
 International Equity
 Division
  Beginning of Period+..    $1.000
  End of Period.........    $1.246
  Number of Units
   Outstanding, End
   of Period............ 1,128,950
Index 400 Stock Division
  Beginning of Period*..        --
  End of Period.........        --
  Number of Units
   Outstanding, End
   of Period............        --
Growth Stock Division
  Beginning of Period**.        --
  End of Period.........        --
  Number of Units
   Outstanding, End
   of Period............        --

 *The initial investments in the Small Cap Growth Stock Division and the Index
  400 Stock Division were made on April 30, 1999.

 +The initial investment in the Franklin Templeton International Equity
  Division was made on April 30, 1993.

**The initial investment in the Growth Stock Division was made on May 3, 1994.

++The initial investments in the T. Rowe Price Small Cap Value Division and the
  International Growth Division were made on July 31, 2001.

                                                                     Prospectus

Accumulation Unit Values
Contracts Issued Between April 30, 1984 and December 31, 1991 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

                                                                For the Years Ended December 31
                          --------------------------------------------------------------------------------------------------
                             2002       2001       2000       1999       1998       1997       1996       1995       1994
                          ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Large Cap Core
 Stock Division
  Beginning of Period**..    $23.282    $25.244    $27.135    $25.246    $20.502    $15.767    $13.143    $10.024         --
  End of Period..........    $16.717    $23.282    $25.244    $27.135    $25.246    $20.502    $15.767    $13.143         --
  Number of Units
   Outstanding, End
   of Period.............    551,741    659,955    650,867    798,291    801,964    711,558    424,144    117,004         --
Capital Guardian Domestic
 Equity Division
  Beginning of Period++..     $9.781    $10.000         --         --         --         --         --         --         --
  End of Period..........     $7.703    $ 9.781         --         --         --         --         --         --         --
  Number of Units
   Outstanding, End
   of Period.............      8,306      3,123         --         --         --         --         --         --         --
Index 500 Stock Division
  Beginning of Period....    $45.229    $51.326    $56.250    $46.522    $36.142    $27.134    $22.105    $16.105    $15.916
  End of Period..........    $35.246    $45.229    $51.326    $56.250    $46.522    $36.142    $27.134    $22.105    $16.105
  Number of Units
   Outstanding, End
   of Period.............  1,782,370  2,198,576  2,433,768  2,756,358  2,699,180  2,558,205  2,386,284  2,232,983  2,284,637
Asset Allocation Division
  Beginning of Period++..     $9.790    $10.000         --         --         --         --         --         --         --
  End of Period..........     $8.786    $ 9.790         --         --         --         --         --         --         --
  Number of Units
   Outstanding, End
   of Period.............     19,667      3,116         --         --         --         --         --         --         --
Balanced Division
  Beginning of Period....    $91.373    $94.345    $94.505    $84.987    $71.491    $58.832    $51.856    $41.029    $41.036
  End of Period..........    $84.486    $91.373    $94.345    $94.505    $84.987    $71.491    $58.832    $51.856    $41.029
  Number of Units
   Outstanding, End
   of Period.............    663,996    814,042    872,761  1,066,998  1,211,837  1,341,930  1,489,658  1,889,324  2,327,834
High Yield Bond Division
  Beginning of Period**..    $16.344    $15.561    $16.310    $16.385    $16.693    $14.409    $12.030    $10.302         --
  End of Period..........    $15.871    $16.344    $15.561    $16.310    $16.385    $16.693    $14.409    $12.030         --
  Number of Units
   Outstanding, End
   of Period.............    175,605    176,992    151,658    205,407    301,661    235,585    119,423     21,583         --
Select Bond Division
  Beginning of Period....   $108.200   $ 98.036    $88.954    $89.873    $83.939    $76.682    $74.223    $62.322    $64.139
  End of Period..........   $121.280   $108.200    $98.036    $88.954    $89.873    $83.939    $76.682    $74.223    $62.322
  Number of Units
   Outstanding, End
   of Period.............     92,149     81,426     59,889     72,428     84,033     85,036     97,868    124,163    150,232
Money Market Division
  Beginning of Period....    $33.577    $32.312    $30.400    $28.924    $27.435    $26.011    $24.706    $23.346    $22.436
  End of Period..........    $34.133    $33.577    $32.312    $30.400    $28.924    $27.435    $26.011    $24.706    $23.346
  Number of Units
   Outstanding, End
   of Period.............      9,707     13,868     33,652      7,939     45,209     38,584     57,013     62,209    200,510


                            1993
                          ---------
Large Cap Core
 Stock Division
  Beginning of Period**..        --
  End of Period..........        --
  Number of Units
   Outstanding, End
   of Period.............        --
Capital Guardian Domestic
 Equity Division
  Beginning of Period++..        --
  End of Period..........        --
  Number of Units
   Outstanding, End
   of Period.............        --
Index 500 Stock Division
  Beginning of Period....   $14.500
  End of Period..........   $15.916
  Number of Units
   Outstanding, End
   of Period............. 2,454,444
Asset Allocation Division
  Beginning of Period++..        --
  End of Period..........        --
  Number of Units
   Outstanding, End
   of Period.............        --
Balanced Division
  Beginning of Period....   $37.449
  End of Period..........   $41.036
  Number of Units
   Outstanding, End
   of Period............. 2,660,165
High Yield Bond Division
  Beginning of Period**..        --
  End of Period..........        --
  Number of Units
   Outstanding, End
   of Period.............        --
Select Bond Division
  Beginning of Period....   $58.132
  End of Period..........   $64.139
  Number of Units
   Outstanding, End
   of Period.............   157,630
Money Market Division
  Beginning of Period....   $21.814
  End of Period..........   $22.436
  Number of Units
   Outstanding, End
   of Period.............   341,361

**The initial investments in the Large Cap Core Stock Division and the High
  Yield Bond Division were made on May 3, 1994.

++The initial investments in the Capital Guardian Domestic Equity Division and the Asset Allocation Division were made on July 31, 2001.

Prospectus

Accumulation Unit Values
Contracts Issued Between April 30, 1984 and December 31, 1991 (continued)

Russell Investment Funds

                                   For the Years Ended
                                       December 31       For the Eight
                                 ----------------------- Months Ended
                                  2002    2001    2000   Dec. 31, 1999
                                 ------- ------- ------- -------------
         Multi-Style Equity
          Division
           Beginning of Period#.  $8.099  $9.441 $10.760    $10.000
           End of Period........  $6.221  $8.099 $ 9.441    $10.760
           Number of Units
            Outstanding,
            End of Period.......   8,210  24,279  24,295     17,246
         Aggressive Equity
          Division
           Beginning of Period#. $10.758 $11.018 $11.091    $10.000
           End of Period........ $ 8.708 $10.758 $11.018    $11.091
           Number of Units
            Outstanding,
            End of Period.......     918     927     939        950
         Non-U.S. Division
           Beginning of Period#.  $8.363 $10.725 $12.534    $10.000
           End of Period........  $7.096 $ 8.363 $10.725    $12.534
           Number of Units
            Outstanding,
            End of Period.......  $2,877   2,905   2,822         --

#The initial investment was made on April 30, 1999.

                                   For the Years Ended
                                       December 31       For the Eight
                                 ----------------------- Months Ended
                                  2002    2001    2000   Dec. 31, 1999
                                 ------- ------- ------- -------------
         Real Estate Securities
          Division
           Beginning of Period#. $12.725 $11.800 $ 9.274    $10.000
           End of Period........ $13.209 $12.725 $11.800    $ 9.274
           Number of Units
            Outstanding,
            End of Period....... 640,470 459,992 191,981      3,723
         Core Bond Division
           Beginning of Period#. $11.713 $10.906 $ 9.914    $10.000
           End of Period........ $12.749 $11.713 $10.906    $ 9.914
           Number of Units
            Outstanding,
            End of Period.......      --      --      --         --



--------------------------------------------------------------------------------

The Company

The Northwestern Mutual Life Insurance Company was organized by a special act of the Wisconsin Legislature in 1857. It is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The total assets of Nortwestern Mutual exceed $98 billion.

Northwestern Mutual sells life and disability income insurance policies and annuity contracts through its own field force of approximately 6,000 full-time producing agents. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.


"We" in this prospectus means Northwestern Mutual.


--------------------------------------------------------------------------------

NML Variable Annuity Account C

We established the Account on July 22, 1970 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law.

The Account has twenty-four Divisions. The money you invest to provide variable benefits under your Contract is placed in one or more of the Divisions as you direct.

Under Wisconsin law, the investment operations of the Account are kept separate from our other operations. The values for your Contract will not be affected by income, gains or losses for the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Account for your Contract will determine the value of your Contract benefits and will not affect the rest of our business. The assets in the Account are reserved for you and other Contract owners, although the assets belong to us and we do not hold the assets as a trustee. We and our creditors cannot reach those assets to satisfy other obligations until our obligations under your Contract have been satisfied. But all of our assets (except those we hold in some other separate accounts) are available to satisfy our obligations under your Contract.


The Account is not registered as an investment company under the Investment Company Act of 1940.

                                                                     Prospectus

The Funds

Northwestern Mutual Series Fund, Inc. is a mutual fund of the series type registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Account buys shares of each Portfolio at their net asset value without any sales charge.

The investment adviser for the Fund is Mason Street Advisors, LLC ("MSA"), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Fund. For providing investment advisory and other services and bearing Fund expenses, the Fund pays MSA a fee at an annual rate which ranges from .20% of the aggregate average daily net assets of the Index 500 Stock Portfolio to a maximum of .85% for the T. Rowe Price Small Cap Value Portfolio and the AllianceBernstein Mid Cap Value Portfolio. Other expenses borne by the Portfolios range from .00% for the Aggressive Growth Stock, Balanced, Select Bond, and Money Market Portfolios to .35% for the International Growth Portfolio. We provide the people and facilities MSA uses in performing its investment advisory functions and we are a party to the investment advisory agreement. MSA has retained Templeton Investment Counsel, LLC, Capital Guardian Trust Company, T. Rowe Price Associates, Inc., Alliance Capital Management L.P. and Janus Capital Management LLC under investment sub-advisory agreements to provide investment advice to the Franklin Templeton International Equity Portfolio, the Capital Guardian Domestic Equity Portfolio, the T. Rowe Price Small Cap Value Portfolio, the T. Rowe Price Equity Income Portfolio, the AllianceBernstein Mid Cap Value Portfolio and the Janus Capital Appreciation Portfolio.

The investment objectives and types of investments for each of the eighteen Portfolios of the Fund are set forth below. There can be no assurance that the Portfolios will realize their objectives.

Small Cap Growth Stock Portfolio The investment objective of the Small Cap Growth Stock Portfolio is long-term growth of capital. The Portfolio will seek to achieve this objective primarily by investing in the equity securities of small companies selected for their growth potential.

T. Rowe Price Small Cap Value Portfolio The investment objective of the T. Rowe Price Small Cap Value Portfolio is long-term growth of capital. The Portfolio seeks to achieve this objective primarily by investing in the equity securities of small companies that are believed to be undervalued.

Aggressive Growth Stock Portfolio The investment objective of the Aggressive Growth Stock Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve this objective primarily by investing in the equity securities of companies selected for their growth potential.

International Growth Portfolio The investment objective of the International Growth Portfolio is long-term growth of capital. The Portfolio seeks to achieve this objective primarily by investing in the equity securities of issuers from countries outside the United States ("U.S.") selected for their growth potential.

Franklin Templeton International Equity Portfolio The investment objective of the Franklin Templeton International Equity Portfolio is long-term growth of capital. The Portfolio seeks to achieve this objective primarily by investing in the equity securities of issuers from countries outside the U.S. that are believed to be undervalued.

AllianceBernstein Mid Cap Value Portfolio The primary investment objective of the AllianceBernstein Mid Cap Value Portfolio is long-term growth of capital. Current income is a secondary objective. The Portfolio pursues these objectives by investing primarily in the equity securities of mid-sized companies that are believed to be undervalued.

Index 400 Stock Portfolio The investment objective of the Index 400 Stock Portfolio is to achieve investment results that approximate the performance of the Standard & Poor's Mid Cap 400 Index ("S&P MidCap 400 Index"). The Portfolio will attempt to meet this objective by investing in stocks included in the S&P MidCap 400 Index.

Janus Capital Appreciation Portfolio The investment objective of the Janus Capital Appreciation Portfolio is long-term growth of capital. The Portfolio will seek to achieve this objective primarily by investing in equity securities selected for their growth potential.

Growth Stock Portfolio The primary investment objective of the Growth Stock Portfolio is long-term growth of capital. A secondary objective is to seek current income. The Portfolio seeks to achieve these objectives primarily by investing in the equity securities of companies that are selected for their growth potential.

Large Cap Core Stock Portfolio The investment objectives of the Large Cap Core Stock Portfolio are long-term growth of capital and income. The Portfolio seeks to achieve these objectives by investing primarily in the equity securities of large capitalization companies.

Capital Guardian Domestic Equity Portfolio The investment objectives of the Capital Guardian Domestic Equity Portfolio are long-term growth of capital and income. The Portfolio seeks to achieve these objectives by investing primarily in the equity securities of U.S. issuers that are believed to be undervalued.

T. Rowe Price Equity Income Portfolio The investment objectives of the T. Rowe Price Equity Income Portfolio are long-term growth of capital and income. The Portfolio seeks

Prospectus
to achieve these objectives through investment in the equity securities of established companies.

Index 500 Stock Portfolio The investment objective of the Index 500 Stock Portfolio is to achieve investment results that approximate the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Portfolio attempts to meet this objective by investing in stocks included in the S&P 500 Index.

Asset Allocation Portfolio The investment objective of the Asset Allocation Portfolio is to realize as high a level of total return as is consistent with reasonable investment risk. The Portfolio will follow a flexible policy for allocating assets among equity securities, debt investments, and cash or cash equivalents. Equity securities may include foreign stocks and debt investments may include non-investment grade obligations.

Balanced Portfolio The investment objective of the Balanced Portfolio is to realize as high a level of total return as is consistent with prudent investment risk. The assets of the Balanced Portfolio will be invested in the stock, bond and money market sectors as described for the Index 500 Stock, Select Bond and Money Market Portfolios. The mix of investments among the three market sectors will be adjusted continuously.

High Yield Bond Portfolio The investment objective of the High Yield Bond Portfolio is to achieve high current income and capital appreciation. The Portfolio invests primarily in debt securities that are rated below investment grade by at least one major rating agency. High yield debt securities are often called "junk bonds".

Select Bond Portfolio The primary investment objective of the Select Bond Portfolio is to realize as high a level of total return as is consistent with prudent investment risk. A secondary objective is to seek preservation of shareholders' capital. The Select Bond Portfolio's assets are invested primarily in debt securities that are rated investment grade by at least one major rating agency.

Money Market Portfolio The investment objective of the Money Market Portfolio is to realize maximum current income consistent with liquidity and stability of capital. The assets of the Portfolio are invested in money market instruments and other debt investments with maturities not exceeding 397 days.

Fidelity VIP Mid Cap Portfolio The Fidelity(R) VIP Mid Cap Portfolio is a fund of Variable Insurance Products Fund III, a mutual fund of the series type registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Account buys Service Class 2 shares of the Fidelity(R) VIP Mid Cap Portfolio at their net asset value.

The investment adviser for the Fidelity(R) VIP Mid Cap Portfolio is Fidelity Management and Research Company.

The Fidelity(R) VIP Mid Cap Portfolio normally invests at least 80% of its assets in securities of companies with medium market capitalization. These are companies with market capitalizations similar to companies in the Russell Midcap(R) Index or the Standard & Poor's(R) MidCap 400 Index. The Portfolio normally invests primarily in common stocks. For information about the investment objectives and policies, the attendant risk factors and expenses see the attached prospectus for the Fidelity(R) Variable Insurance Products Service Class 2 Mid Cap Portfolio.

Russell Investment Funds

The Russell Investment Funds also comprise a mutual fund of the series type registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Account buys shares of each of the Russell Investment Funds at their net asset value without any sales charge.

The assets of each of the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company ("Russell"), and an affiliate of Russell, Frank Russell Investment Management Company ("FRIMCo"). FRIMCo also advises, operates and administers the Russell Investment Funds. Russell is our majority-owned subsidiary.

The investment objectives and types of investments for each of the five Russell Investment Funds are set forth below. There can be no assurance that the Funds will realize their objectives.

Multi-Style Equity Fund. The investment objective of the Multi-Style Equity Fund is to provide income and capital growth by investing principally in equity securities. The Multi-Style Equity Fund invests primarily in common stocks of medium and large capitalization companies. These companies are predominately US-based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

Aggressive Equity Fund. The investment objective of the Aggressive Equity Fund is to provide capital appreciation by assuming a higher level of volatility than is ordinarily expected from Multi-Style Equity Fund by investing in equity securities. The Aggressive Equity Fund invests primarily in common stocks of small and medium capitalization companies. These companies are predominately US-based, although the Fund may invest in non-US firms from time to time.

Non-U.S. Fund. The investment objective of the Non-U.S. Fund is to provide favorable total return and additional diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments. The Non-U.S. Fund invests primarily in equity securities issued by companies

                                                                     Prospectus
domiciled outside the United States and in depository receipts, which represent ownership of securities of non-US companies.

Real Estate Securities Fund. The investment objective of the Real Estate Securities Fund is to generate a high level of total return through above average current income, while maintaining the potential for capital appreciation. The Fund seeks to achieve its objective by concentrating its investments in equity securities of issuers whose value is derived primarily from development, management and market pricing of underlying real estate properties.

Core Bond Fund. The investment objective of the Core Bond Fund is to maximize total return, through capital appreciation and income, by assuming a level of volatility consistent with the broad fixed-income market, by investing in fixed-income securities. The Core Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government, or to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar-denominated. From time to time the Fund may invest in municipal debt obligations.

For more information regarding the mutual funds, including information about their investment objectives and expenses, see the prospectuses for Northwestern Mutual Series Fund, Inc., the Fidelity VIP Mid Cap Portfolio and Russell Investment Funds attached to this prospectus. You should read the mutual fund prospectuses carefully before you invest in the Contracts.


--------------------------------------------------------------------------------


The Contracts

Unallocated Group Annuity Contracts

The Contracts are unallocated group annuity contracts. The Contracts do not provide for the establishment of individual accounts for Plan or Trust participants until participants become entitled to receive benefits from the Plan or Trust. When a participant retires or otherwise becomes entitled to receive benefits, you may direct us to pay annuity benefits to the participant. (See "Retirement Benefits", p. 19). We will then issue the Annuitant a Certificate describing the benefits which have been selected. (See "Variable Payment Plans", p. 19.) Benefits available to Participants are determined entirely by the provisions of the Plan or Trust.

Purchase Payments Under the Contracts

Amount and Frequency You determine the amount and frequency of purchase payments subject to the provisions of the Plan or Trust. You may pay larger or additional purchase payments. However, we will not accept (a) any purchase payment unless it is a contribution for funding or for the payment of fees or loads under a pension or profit-sharing plan or trust which meets the requirements of Section 401 of the Code or the requirements for deduction of the employer's contribution under Section 404(a)(2) of the Code; or (b) any purchase payment of less than $100.

You may pay purchase payments monthly, quarterly, semiannually, annually or on any other frequency acceptable to us. If a purchase payment is not paid when due, or if we decline to accept a purchase payment as provided above, the Contract will continue in force unless you redeem all Accumulation Units for their value. You may resume payment of purchase payments at any time the Contract is in force.

Application of Purchase Payments We credit net purchase payments to your Contract, after deduction of any sales load or installation fee, and we allocate the payments as you direct. To the extent that you direct a net purchase payment to accumulate on a variable basis we place it in the Account and allocate it to one or more Divisions. Assets we allocate to each Division we thereupon invest in shares of the Portfolio or Fund which corresponds to that Division. If we receive no allocation instructions, we will place the net purchase payment in the Money Market Division.

We apply payments we place in the Account to provide "Accumulation Units" in one or more Divisions. Accumulation Units represent your interest in the Account. The number of Accumulation Units provided by each net purchase payment is determined by dividing the amount to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the next valuation of the assets of the Division we make after we receive your purchase payment at our Home Office. We will also accept your purchase payment if you send it to a lockbox facility we have designated. We value assets as of the close of trading on the New York Stock Exchange for each day the Exchange is open.

The number of your Accumulation Units will be increased by additional purchase payments and decreased by withdrawals. The investment experience of the Account does not change the number (as distinguished from the value) of your Accumulation Units.

The value of an Accumulation Unit in each Division varies with the investment experience of the Division. This in turn is determined by the investment experience of the corresponding Portfolio or Fund. We determine the value of an Accumulation Unit on any date by multiplying the value on

Prospectus
the immediately preceding valuation date by the net investment factor for the Division for the current period. (See "Net Investment Factor", p. 19.) Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Unit. That value may be less than, equal to or more than the cumulative net purchase payments you have made.

Net Investment Factor

For each Division the net investment factor for any period ending on a valuation date is 1.000000 plus the net investment rate for the Division for that period. Under the Contract the net investment rate is related to the assets of the Division. However, since all amounts are simultaneously invested in shares of the corresponding Portfolio or Fund when allocated to the Division, calculation of the net investment rate for each of the Divisions may also be based upon the change in value of a single share of the corresponding Portfolio or Fund.

Thus, for example, in the case of the Balanced Division the net investment rate is equal to (a) the change in the net asset value of a Balanced Portfolio share for the period from the immediately preceding valuation date up to and including the current valuation date, plus the per share amount of any dividends and other distributions made by the Balanced Portfolio during the valuation period, less a deduction for any applicable taxes or for any expenses resulting from a substitution of securities, (b) divided by the net asset value of a Balanced Portfolio share at the beginning of the valuation period, (c) less an adjustment to provide for the charge for mortality rate and expense guarantees. (See "Deductions", p. 23.)

The Portfolios and Funds will distribute investment income and realized capital gains to the Account Divisions. We will reinvest those distributions in additional shares of the same Portfolio or Fund. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Account.

Benefits Provided Under the Contracts

The benefits provided under the Contracts consist of a surrender value and a retirement benefit. Subject to the restrictions noted below, we will pay all of these benefits in a lump sum or under the payment plans described below. We will take the amounts required to pay benefits from the Divisions of the Account, or from the value accumulated on a fixed basis, as you direct.

Surrender or Withdrawal Value To the extent permitted by the Plan or Trust, you may terminate the Contract and redeem the value of Accumulation Units credited to the Contract. We determine the value, which may be either greater or less than the amount you have paid, as of the valuation date coincident with or next following our receipt of a written request for termination. Request forms are available from our Home Office and our agents. You may surrender a portion of the Accumulation Units on the same basis.

A payee under Payment Plan 1 may elect to withdraw the present value of any unpaid income payments at any time. Upon death during the certain period of the payee under Plan 2 or both payees under Plan 3, the beneficiary may elect to withdraw the present value of any unpaid payments for the certain period. We base the withdrawal value on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See "Description of Payment Plans", below.)

Retirement Benefits You may direct us to pay retirement benefits to an Annuitant at any time while your Contract is in force. Upon your request, benefits may be paid in a lump sum or under the Payment Plans described below. Your request will state the Payment Plan you have elected and the amount and date of the first payment. Amounts distributed to an Annuitant may be subject to federal income tax. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59 1/2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee or are paid on account of early retirement after age 55.

We will determine the amount required to pay the annuity or cash benefits and will redeem Accumulation Units in that amount. There is no assurance that amounts accumulated under the Contract will be sufficient to provide the retirement benefits under the Plan or Trust.

Variable Payment Plans

We will pay part or all of the benefits under a Contract under a variable payment plan you select. Under a variable plan the payee bears the entire investment risk, since no guarantees of investment return are made. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month.

Under a variable Payment Plan an Annuitant must select the initial allocation of variable benefits among the Divisions. The Annuitant may name and change the beneficiaries of unpaid payments for the specified period under Plan 1 or the certain period under Plans 2 or 3. We will issue the Annuitant a Certificate describing the variable annuity benefits and including beneficiary provisions of annuity contracts we issue on the date of issue of the Certificate. For a discussion of tax considerations and limitations regarding the election of payment plans, see "Federal Income Taxes", p. 21.


                                                                     Prospectus

Description of Payment Plans  The following payment plans are available:

1. Payments for a Certain Period. An annuity payable monthly for a specified period of five to 30 years.

2. Life Annuity with or without Certain Period. An annuity payable monthly until the payee's death, or until the expiration of a selected certain period, whichever is later. After the payee's death during the certain period, if any, payments becoming due are paid to the designated contingent beneficiary. A certain period of either 10 or 20 years may be selected, or a plan with no certain period may be chosen.

3. Joint and Survivor Life Annuity with Certain Period. An annuity payable monthly for a certain period of 10 years and thereafter to the Annuitant and the Joint Annuitant for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

A Payment Plan must result in payments that meet the minimums we require for annuity payment plans on the date you elect the plan. From time to time we may establish payment plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other payment plans, with provisions and rates as we publish for those plans.

Amount of Annuity Payments We will determine the amount of the first annuity payment on the basis of the particular Payment Plan you select, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age. We will calculate the amount of the first annuity payment on a basis that takes into account the length of time over which we expect annuity payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the payment plan involves life contingencies. The first payment will be lower if the payment plan includes a longer certain period. Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. Annuity Units represent the interest of the Annuitant in each Division of the Account.

Assumed Investment Rate The payment rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Payment rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law.

The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actual value of the future payments as of the date when payments begin.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular Payment Plan, the Annuity Unit for each Division would not change in value, and the amount of annuity payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of annuity payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of annuity payments would decrease.

A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

Additional Information

Transfers Between Divisions and Payment Plans You may change the allocation of net purchase payments among the Divisions or transfer Accumulation Units from one Division to another at any time. After the effective date of a variable Payment Plan the Annuitant may transfer Annuity Units from one Division to another. Changes in allocation and transfers are effective on the date we receive a written request at our Home Office or on a future specified date.

We will adjust the number of Accumulation or Annuity Units to be credited to reflect the respective value of the Accumulation and Annuity Units in each of the Divisions. You may transfer Accumulation Units among the Divisions up to twelve times in a Contract year without charge. The charge for each additional transfer is $25. We may set charges and waiting periods for transfers of Annuity Units.

If you contemplate the transfer of funds from one Division to another, you should consider the risk inherent in a switch from one investment medium to another. In general, frequent transfers based on short-term expectations for the securities markets, especially transfers of large sums, will tend to accentuate the danger that a transfer will be made at an inopportune time. Frequent transfers, or transfers that are large in relation to the assets of the Portfolio or Fund in which a Division invests, may also be disruptive and may disadvantage other investors. We reserve the right to limit the frequency or amount of transfers.

After the effective date of a variable Payment Plan which includes the right of withdrawal a payee may transfer the withdrawal value to any other Payment Plan. An administrative charge may apply.

Owners of the Contracts The Owner of the Contract has the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the employer, a custodian or trustee. In this prospectus, "you" means the owner or a prospective purchaser of a Contract. The Annuitant is a Participant in the Plan or Trust who has been named to receive annuity payments in accordance with the provisions of the Plan or Trust.

Prospectus

Deferment of Benefit Payments We reserve the right to defer determination and payment of the surrender value of the Accumulation Units, the withdrawal value under a variable Payment Plan, or the payment of benefits under a variable Payment Plan. Deferral will arise only if the right to redeem shares of a Portfolio or Fund is suspended, payment of the redemption value is postponed, or the New York Stock Exchange is closed, or trading thereon is restricted; or an emergency exists, as a result of which it is not reasonably practical for us to dispose of securities we own, or to determine the value of Accumulation or Annuity Units.

Dividends The Contracts share in our divisible surplus, except while payments are being made under a payment plan. Our divisible surplus is determined annually. We credit each Contract's share, if any, as a dividend on the Contract anniversary. Under the terms of the Contract, we will apply any dividend as a net purchase payment allocated to the Money Market Division.

On Group Combination Annuity Contracts, dividends arise principally as a result of more favorable expense experience than that assumed in determining mortality rate and expense guarantee charges. The dividend is based on the average variable Contract value which is defined as the value of the Accumulation units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract's interest in the Account.

For 2003, all front-load and simplified-load Contracts with an average variable Contract value of $250,000 or more will receive a dividend of 0.25% of the average variable Contract value. For the simplified-load Contracts, this factor increases to 0.75% on the portion of the average variable Contract value in excess of $500,000. In future years, dividends will continue to be based on actual experience, and as a result, the factors may be different from those stated above.

Substitution and Change We reserve the right to (a) substitute other securities for shares of each Portfolio or Fund held by any Division, or (b) change the provisions of the Contracts to assure qualification for tax benefits under the Internal Revenue Code or to comply with any other applicable federal or state laws. We may make appropriate endorsement on Contracts having an interest in the Account and take such other action as may be necessary to effect the substitution or change. You will be given prompt notice after any substitution or change.

Amendments and Termination After the fifth Contract year, we may amend the Contract with respect to (1) the sales load; (2) the maximum annual annuity rate and expense guarantee charge; (3) the administration fee; (4) the transfer fee; (5) the minimum amounts for purchase payment(s) and for the Contract value; or (6) the payment rate tables which are included in the Contract.

An amendment will not become effective until after we have given you at least 30 days' written notice. An Amendment to the payment rate tables will not apply to a Payment Plan that starts before the amendment becomes effective.

We reserve the right to terminate a Contract if representations you have made to us are or become incorrect. You may terminate a Contract in whole or in part at any time and we will pay you the value of the Accumulation Units.

Financial Statements Financial statements of the Account and financial statements of Northwestern Mutual appear in the Statement of Additional Information.

                                                                     Prospectus

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Federal Income Taxes

We offer the Contracts only for use under tax-qualified plans meeting the requirements of Sections 401 and 403(a) of the Code. However, in the event we should issue Contracts pursuant to HR-10 Plans, trusts or custodial accounts which at the time of issuance are not qualified under the Code, some or all of the tax benefits described herein may be lost.

Contribution Limits

The Economic Growth and Tax Relief Reconciliation Act of 2001, enacted on June 7, 2001, made substantial changes to the contribution limits and withdrawal and portability restrictions of tax qualified plans. These changes are reflected below. Although the Act generally became effective on January 1, 2002, many provisions are phased in over a ten-year period. Also all of these changes will sunset (be repealed) in 2011, unless extended or made permanent. It is generally believed that most of the changes relating to tax qualified plans will be made permanent.

Any employer, including a self-employed person, can establish a plan under
Section 401(a) or 403(a) for participating employees. As a general rule, annual contributions to a defined contribution plan made by the employer and the employee cannot exceed the lesser of $40,000 or 100% of compensation or earned income (up to $200,000, indexed) in 2003. The employer's deduction for contributions is limited to 25% of eligible payroll.

Salary reduction contributions made under a cash or deferred arrangement (401(k) plan) are limited to $12,000 for 2003, increasing by $1,000 annually to $15,000 in 2006,indexed thereafter. This annual dollar limit applies to the aggregate of all "elective deferrals" to all tax-favored plans of the employee. Employees who are age 50 or over may also make a catch up contribution of $2,000 for 2003, $3,000 for 2004, $4,000 for 2005, and $5,000 for 2006, indexed thereafter.

Qualified plans are subject to minimum coverage, nondiscrimination and spousal consent requirements. In addition, "top heavy" rules apply if more than 60% of the contributions or benefits are allocated to certain highly compensated employees. Violations of the contribution limits or other requirements may disqualify the plan and/or subject the employer to taxes and penalties.

Taxation of Contract Benefits

No tax is payable as a result of any increase in the value of a Contract until benefits from the Contract are received. Benefits received as annuity payments will be taxable as ordinary income when received in accordance with Section 72 of the Code. As a general rule, where an employee makes nondeductible contributions to the Plan, the payee may exclude from income that portion of each benefit payment which represents a return of the employee's "investment in the contract" as defined in Section 72 until the entire "investment in the contract" is recovered.

Benefits paid in a form other than an annuity will be taxed as ordinary income when received except for that portion of the payment, if any, which represents a return of the employee's "investment in the contract." Benefits received as a "lump sum distribution" by individuals born before January 1, 1936 may be eligible for a separate tax averaging calculation. With certain limited exceptions, all benefits are subject to tax-free rollover provisions of the Code. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59 1/2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee or are paid on account of early retirement after age 55 or unless payments are made for medical expenses in excess of 7.5% of the employee's Adjusted Gross Income.

A loan from the Plan to an employee may be taxable as ordinary income depending on the amount and terms of the loan.

Benefit payments will be subject to mandatory 20% withholding unless payments are rolled over directly to a traditional IRA or "eligible employer plan" that accepts rollovers. An "eligible employer plan" includes a tax-qualified plan, an individual retirement arrangement, a tax-deferred annuity, or a governmental
Section 457 plan. Exceptions apply if benefits are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee's beneficiary) or over a period of 10 years or more, are "required minimum distributions," or are due to hardship.

Minimum Distribution Requirements As a general rule, the Plan is required to make certain required distributions to the employee during the employee's life and to the employee's beneficiary following the employee's death. A 50% penalty tax may be imposed on payments to the extent they are less than these required minimum amounts.

The Plan must make the first required distribution by the "required beginning date" and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be made according to the Uniform Lifetime Table provided in IRS regulations, which calculates life expectancy of the employee and an assumed beneficiary who is ten years younger. The required beginning date is April 1 of the calendar year following the later of the calendar year in which the employee attains age 701/2 or, if the employee is not a "5% owner" of the employer, the calendar year in which the employee retires.

Upon the death of the employee, the Plan must make distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1) Life Expectancy Rule: A beneficiary may take distributions based on the beneficiary's life or life expectancy. Generally, distributions must commence by December 31 of the year following the year of the Owner's death. (See below for exception for spouse beneficiary.)

(2) Five Year Rule: If the Owner dies before the required beginning date, a beneficiary may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the Owner's death.

Spousal Exceptions: If the employee's spouse elects the life expectancy rule, distributions do not need to begin until the end of the year following the year of the employee's death or, if later, by the end of the year the employee would have attained age 70 1/2. Alternatively, the spouse may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse's own required beginning date.

The rules governing plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations. You should consult qualified tax counsel before you adopt an HR-10 pension or profit-sharing plan or trust.

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Account. We are currently making no charge. (See "Net Investment Factor", p. 16 and "Deductions", p. 20.)

Prospectus

Deductions

We will make the following deductions:

1. Deductions from Purchase Payments.

Front-Load Contract

We deduct a sales load from all purchase payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We base the deduction on the cumulative amounts we have received and the rates in the table below:

           Cumulative Purchase Payments Paid under the Contract Rate
           ---------------------------------------------------- ----
                         First $150,000........................ 4.5%
                         Next $350,000......................... 3.0%
                         Next $500,000......................... 1.0%
                         Balance over $1,000,000............... 0.5%

Simplified-Load Contract

We deduct an installation fee in the amount of $750 from the first purchase payment we receive. Alternatively, you may pay the fee separately when you submit the application for the Contract. The installation fee covers the non-recurring expenses of processing the application and issuing the Contract.

2. Annual Mortality Rate and Expense Guarantee Charge. The net investment factor (see "Net Investment Factor", p. 16) we use in determining the value of Accumulation and Annuity Units reflects a charge on each valuation date for mortality and expense risks we have assumed. For the front-load Contract the charge on an annual basis is 0.65% of the current value of the net assets of the Account. For the simplified-load Contract the charge on an annual basis is 1.25% of the net assets. We may increase this charge to a maximum of 1.00% for the front-load Contract and 1.50% for the simplified-load Contract. After the fifth Contract year we may amend the maximum. (See "Amendments and Termination", p. 18.)

The mortality risk is that annuity payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. The expense risk is that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts. We assume these risks for the duration of the Contract.

The net investment factor also reflects the deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the mutual funds as described under "Substitution and Change", p. 18, and the deduction of any applicable taxes. Applicable taxes could include any tax liability we have paid or reserved for resulting from the maintenance or operation of a Division of the Account. We do not presently anticipate that any deduction will be made for federal income taxes (see "Federal Income Taxes", p.
18), nor do we anticipate that maintenance or operation of the Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Account or to deduct any such tax liability in the computation of the net investment factor for such Contracts.

3. Administration Fee. We may terminate a Contract on 60 days' written notice after it has been in force for one year if the total Contract value (including any amounts held on a fixed basis) is less than the minimum Contract value of $25,000. In lieu of terminating the Contract we may charge an administration fee of $150 annually on the Contract anniversary.

4. Premium Taxes. The Contracts provide for the deduction of applicable premium taxes, if any, from purchase payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 2% of total purchase payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from purchase payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future.

5. Expenses for the Portfolios and Funds. The expenses borne by the Portfolios and Funds in which the assets of the Account are invested are described in the prospectuses for Northwestern Mutual Series Fund, Inc. and the Russell Investment Funds. See the prospectuses attached to this prospectus.

--------------------------------------------------------------------------------

Distribution of the Contracts
We will sell the Contracts through individuals who are licensed insurance agents appointed by Northwestern Mutual and are registered representatives of Northwestern Mutual Investment Services, LLC, our wholly-owned company. Northwestern Mutual Investment Services, LLC is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers. Where state law requires, these agents will also be licensed securities salesmen. Commissions paid to the agents on sales of the Contracts are calculated partly as a percentage of purchase payments and partly as a percentage of Contract values for each Contract year. We do not expect total commissions, on average, to exceed the equivalent of 7.0% of purchase payments.

                                                                     Prospectus

Contracts Issued Prior to January 1, 1992
For Contracts issued prior to January 1, 1992 the purchase payments are subject to a charge for sales expenses. This deduction is at the rate of 4.0% on the first $25,000; 2.0% on the next $75,000; 1.0% on the next $100,000; 0.4% on the next $100,000; 0.2% on the next $200,000; and 0.1% on the balance over $500,000 of cumulative purchase payments. For these Contracts there is also an annual service fee charged on each anniversary, based on the value of Accumulation Units on the last valuation date of the Contract year, at the rate of 0.5% on the first $100,000; 0.4% on the next $100,000; 0.3% on the next $100,000; 0.2%
on the next $200,000; and 0.1% on the balance over $500,000. The charge for annuity rate and expense risks may not exceed 0.25% of the Account assets held for these Contracts (unless the Contracts are amended after the fifth Contract year), and we currently are making no charge for these risks. These Contracts contain no provisions for accumulation of funds on a fixed basis. See the table of accumulation unit values on page 11.

Prospectus

Table of Contents for Statement of Additional Information


                                                                Page
                                                                ----
           GENERAL INFORMATION................................. B-2
           DISTRIBUTION OF THE CONTRACTS....................... B-2
           DETERMINATION OF ANNUITY PAYMENTS................... B-2
            Amount of Annuity Payments......................... B-2
            Annuity Unit Value................................. B-3
            Illustrations of Variable Annuity Payments......... B-3
           VALUATION OF ASSETS OF THE ACCOUNT.................. B-4
           TRANSFERABILITY RESTRICTIONS........................ B-4
           EXPERTS............................................. B-4
           FINANCIAL STATEMENTS OF THE ACCOUNT (as
             of December 31, 2002 and for each of the two years
             in the period ended December 31, 2002)............ B-5

                                                                 Page
                                                                 ----
          Report Of Independent Accountants (as of December
            31, 2002 and for each of the two years in the period
            ended December 31, 2002)............................ B-15
          FINANCIAL STATEMENTS OF NORTHWESTERN
            MUTUAL (as of December 31, 2002 and 2001 and
            for each of the three years in the period ended
            December 31, 2002).................................. B-16
          Report Of Independent Accountants (as of December
            31, 2002 and 2001 and for each of the three years in
            the period ended December 31, 2002)................. B-45


--------------------------------------------------------------------------------





This Prospectus sets forth concisely the information about NML Variable Annuity Account C that a prospective investor ought to know before investing. Additional information about Account C has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from The Northwestern Mutual Life Insurance Company. To receive a copy, return the request form to the address listed below, or telephone 1-888-455-2232.



TO: The Northwestern Mutual Life Insurance Company

Annuity and Accumulation Products Department
Room W04SE
720 East Wisconsin Avenue
Milwaukee, WI 53202

Please send a Statement of Additional Information for NML Variable Annuity Account C to:

Name ___________________________________________________________________________

Address ________________________________________________________________________

________________________________________________________________________________

City _______________________________________ State ____________ Zip ____________

More information about Northwestern Mutual Series Fund, Inc. is included in the Fund's Statement of Additional Information (SAI), incorporated by reference in this prospectus, which is available free of charge.

More information about the Fund's investments is included in the Fund's annual and semi-annual reports, which discuss the market conditions and investment strategies that significantly affected each Portfolio's performance during the previous fiscal period.

To request a free copy of the Fund's SAI, or current annual or semi-annual report, call us at 1-888-455-2232. Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.

NORTHWESTERN MUTUAL

NML Variable Annuity Account C

Group Combination Annuity Contracts for     Northwestern Mutual Series Fund Inc.
Retirement Plans of Self-Employed Persons   Fidelity VIP Mid Cap Portfolio
and Their Employees                         Russell Investment Funds

                                            90-1896 (03/86)(Rev. 0503)

Prospectuses

Investment Company Act File Nos. 811-3990, 811-7205 and 811-5371

[LOGO] Northwestern Mutual(R)

PO BOX 3095
MILWAUKEE WI 53201-3095

CHANGE SERVICE REQUESTED

                       STATEMENT OF ADDITIONAL INFORMATION

                       GROUP COMBINATION ANNUITY CONTRACTS
       (for Retirement Plans of Self-Employed Persons and their Employees)

                         NML VARIABLE ANNUITY ACCOUNT C
                                (the "Account"),
                        a separate investment account of
                 The Northwestern Mutual Life Insurance Company
                             ("Northwestern Mutual")

--------------------------------------------------------------------------------

     This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the prospectus for the Contracts. A copy of the prospectus may be obtained from The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, telephone number (414) 271-1444.

--------------------------------------------------------------------------------


     The date of the prospectus to which this Statement of Additional Information Relates is May 1, 2003.

     The date of this Statement of Additional Information is May 1, 2003.

                               GENERAL INFORMATION

     The Account was originally named NML Separate Account C but was renamed NML Variable Annuity Account C on November 23, 1983. The Account is used for the Contracts and for outstanding Contracts to Provide Annuity Benefits. Northwestern Mutual discontinued sales of Contracts to Provide Annuity Benefits on May 1, 1984.

                          DISTRIBUTION OF THE CONTRACTS

     The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC ("NMIS").

     NMIS may be considered the underwriter of the Contracts for purposes of the federal securities laws. The following amounts of commissions were paid on sales of the Contracts, including commissions on sales of Contracts to corporate pension plans, during each of the last three years:


                              Year    Amount
                              ----   --------
                              2002   $108,396
                              2001   $135,967
                              2000   $136,864

                        DETERMINATION OF ANNUITY PAYMENTS

     The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: "Variable Payment Plans", p. 16, including "Description of Payment Plans", p. 17, "Amount of Annuity Payments", p. 17, and "Assumed Investment Rate", p. 17; "Dividends",
p. 18; "Net Investment Factor", p. 16; and "Deductions", p. 20.


     Amount of Annuity Payments The amount of the first annuity payment will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age. The amount of the first payment is the sum of the payments from each Division. The payments from each Division are determined by multiplying the applicable monthly variable annuity payment rate by the benefits allocated to the Division under the variable Payment Plan. (See "Illustrations of Variable Annuity Payments".) Payment rate tables are set forth in the Contracts. Annuity payment rates currently in use by Northwestern Mutual are based on the 1983 Table a with Projection Scale G.

     Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. The amount held under a Payment Plan will not share in the divisible surplus of Northwestern Mutual.

     The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

     The amount of each variable annuity payment after the first is the sum of payments from each Division. The payments from each Division are determined by multiplying the number of Annuity Units credited to the Annuitant in the Division by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

     Annuity Unit Value The value of an Annuity Unit for each Division was arbitrarily established as of the date on which the operations of the Division began. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the annuity rate and expense guarantee charge.

     The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to neutralize the Assumed Investment Rate used in calculating the mortality rate tables.

     Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (2) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus).

     (1)    Value of Annuitant's retirement benefit
              allocated to Balanced ...........................   $  50,000

     (2)    Assumed applicable monthly payment rate
              per $1,000 from annuity rate table ..............   $    5.00

     (3)    Amount of first payment from Balanced
              Division (1) x (2) divided by $1,000.............   $  250.00

     (4)    Assumed Value of Annuity Unit in Balanced
              Division on effective date of payment plan. .....   $1.500000

     (5)    Number of Annuity Units credited in
              Balanced Division, (3) divided by (4) ...........      166.67

The $50,000 value on the effective date of the payment plan provides a first payment from the Balanced Division of $250.00, and payments thereafter of the varying dollar value of 166.67 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 166.67 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 166.67 multiplied by $1.501000, or $250.17.

     However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month (see "Net Investment Factor") was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 166.67 X $1.499000, or $249.84.

     For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

                       VALUATION OF ASSETS OF THE ACCOUNT

     The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

                          TRANSFERABILITY RESTRICTIONS

     Ownership of a Contract may be transferred subject to the terms of the Plan or Trust. The transferee, or its fiduciary representative, must acknowledge in writing that the new Owner is a tax-qualified pension or profit-sharing plan. Written proof of transfer satisfactory to Northwestern Mutual must be received at the Home Office of Northwestern Mutual. The transfer will take effect on the date the proof of the transfer is signed. Ownership of a Contract may not be assigned without the consent of Northwestern Mutual. Northwestern Mutual will not be responsible for the validity or effect of the assignment or for any payment or other action taken by Northwestern Mutual before Northwestern Mutual consents to the assignment.

                                     EXPERTS


     The financial statements of the Account as of December 31, 2002 and for each of the two years in the period ended December 31, 2002 and of Northwestern Mutual as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202.

 Account C Financial Statements


NML Variable Annuity Account C
Statement of Assets and Liabilities
December 31, 2002
(in thousands)

       Assets
         Investments at Market Value:
          Northwestern Mutual Series Fund, Inc.
           Small Cap Growth Stock
            11,605 shares (cost $21,588)................................. $16,885
           T. Rowe Price Small Cap Value
            476 shares (cost $493).......................................     454
           Aggressive Growth Stock
            32,817 shares (cost $112,089)................................  71,638
           International Growth Stock
            73 shares (cost $68).........................................      58
           Franklin Templeton International Equity
            34,186 shares (cost $44,997).................................  35,006
           Index 400 Stock
            15,253 shares (cost $17,298).................................  14,520
           Growth Stock
            14,018 shares (cost $31,269).................................  22,261
           J.P. Morgan Select Growth and Income Stock
            15,981 shares (cost $22,258).................................  13,872
           Capital Guardian Domestic Equity
            765 shares (cost $646).......................................     580
           Index 500 Stock
            35,907 shares (cost $97,006).................................  77,810
           Asset Allocation
            1,738 shares (cost $1,612)...................................   1,491
           Balanced
            50,686 shares (cost $95,393).................................  82,213
           High Yield Bond
            6,917 shares (cost $4,705)...................................   3,894
           Select Bond
            15,390 shares (cost $18,303).................................  19,561
           Money Market
            10,973 shares (cost $10,973).................................  10,973
          Russell Insurance Funds
           Multi-Style Equity
            83 shares (cost $1,140)......................................     751
           Aggressive Equity
            57 shares (cost $688)........................................     527
           Non-U.S.
            73 shares (cost $800)........................................     527
           Core Bond
            77 shares (cost $796)........................................     804
           Real Estate Securities
            910 shares (cost $9,865).....................................   9,566                  $383,391
                                                                          -------
          Due from Northwestern Mutual Life Insurance Company .................................          67
                                                                                                   --------
              Total Assets ....................................................................    $383,458
                                                                                                   ========
       Liabilities
          Due to Northwestern Mutual Life Insurance Company ...................................    $      6
                                                                                                   --------
              Total Liabilities................................................................           6
                                                                                                   --------
       Equity (Note 8)
         Group Variable Annuity Contracts Issued:
          Before December 17, 1981 or between April 30, 1984 and December 31, 1991.............     287,155
          After December 16, 1981 and Prior to May 1, 1984.....................................       2,947
          After December 31, 1991 -- Front Load Version........................................      20,761
          After December 31, 1991 -- Simplified Load Version...................................      72,589
                                                                                                   --------
              Total Equity.................................................................         383,452
                                                                                                   --------
              Total Liabilities and Equity.................................................        $383,458
                                                                                                   ========

   The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C
Statements of Operations
(in thousands)

                                                                                                    T. Rowe Price
                                                                        Small Cap Growth           Small Cap Value
                                                  Combined               Stock Division               Division#
                                          ------------------------  ------------------------  -------------------------
                                           Year Ended   Year Ended   Year Ended   Year Ended   Year Ended  Period Ended
                                          December 31, December 31, December 31, December 31, December 31, December 31,
                                              2002         2001         2002         2001         2002         2001
------------------------------------------------------------------------------------------------------------------------
Investment Income
  Dividend Income........................   $  9,117    $  54,521     $    32       $   2         $  2         $--
  Annuity Rate and Expense Guarantees....     (1,432)      (2,007)        (25)        (28)          (5)         --
                                            --------    ---------     -------       -----         ----         ---
  Net Investment Income (Loss)...........      7,685       52,514           7         (26)          (3)         --
                                            --------    ---------     -------       -----         ----         ---
Realized and Unrealized Gain (Loss) on
 Investments
  Realized Gain (Loss) on Investments....    (35,241)       8,705      (1,245)       (886)         (27)         --
  Unrealized Appreciation (Depreciation)
   of Investments During the Period......    (58,211)    (133,527)     (2,995)        (14)         (44)          5
                                            --------    ---------     -------       -----         ----         ---
  Net Gain (Loss) on Investments.........    (93,452)    (124,822)     (4,240)       (900)         (71)          5
                                            --------    ---------     -------       -----         ----         ---
  Increase (Decrease) in Equity Derived
   from Investment Activity..............   $(85,767)   $ (72,308)    $(4,233)      $(926)        $(74)        $ 5
                                            ========    =========     =======       =====         ====         ===

                                                                                                 Franklin Templeton
                                              Aggressive Growth       International Growth      International Equity
                                               Stock Division            Stock Division#              Division
                                          ------------------------  ------------------------  ------------------------
                                           Year Ended   Year Ended   Year Ended  Period Ended  Year Ended   Year Ended
                                          December 31, December 31, December 31, December 31, December 31, December 31,
                                              2002         2001         2002         2001         2002         2001
------------------------------------------------------------------------------------------------------------------------
Investment Income
  Dividend Income........................   $     90     $ 27,284       $ --         $--        $   906      $  5,914
  Annuity Rate and Expense Guarantees....       (231)        (358)        --          --            (78)         (121)
                                            --------     --------       ----         ---        -------      --------
  Net Investment Income (Loss)...........       (141)      26,926         --          --            828         5,793
                                            --------     --------       ----         ---        -------      --------
Realized and Unrealized Gain (Loss) on
 Investments
  Realized Gain (Loss) on Investments....    (10,519)         511        (42)         --         (8,378)       (6,258)
  Unrealized Appreciation (Depreciation)
   of Investments During the Period......    (11,735)     (58,412)        (8)         (2)          (496)       (8,375)
                                            --------     --------       ----         ---        -------      --------
  Net Gain (Loss) on Investments.........    (22,254)     (57,901)       (50)         (2)        (8,874)      (14,633)
                                            --------     --------       ----         ---        -------      --------
  Increase (Decrease) in Equity Derived
   from Investment Activity..............   $(22,395)    $(30,975)      $(50)        $(2)       $(8,046)     $ (8,840)
                                            ========     ========       ====         ===        =======      ========

                                                  Index 400
                                               Stock Division
                                          ------------------------
                                           Year Ended   Year Ended
                                          December 31, December 31,
                                              2002         2001
-------------------------------------------------------------------
Investment Income
  Dividend Income........................   $   140       $ 194
  Annuity Rate and Expense Guarantees....       (20)        (19)
                                            -------       -----
  Net Investment Income (Loss)...........       120         175
                                            -------       -----
Realized and Unrealized Gain (Loss) on
 Investments
  Realized Gain (Loss) on Investments....      (823)       (575)
  Unrealized Appreciation (Depreciation)
   of Investments During the Period......    (2,160)        275
                                            -------       -----
  Net Gain (Loss) on Investments.........    (2,983)       (300)
                                            -------       -----
  Increase (Decrease) in Equity Derived
   from Investment Activity..............   $(2,863)      $(125)
                                            =======       =====

#The initial investment in this Division was made on July 31, 2001.

    The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account C
Statements of Operations
(in thousands)

                                                                          J.P. Morgan Select
                                                                           Growth and Income     Capital Guardian Domestic
                                               Growth Stock Division        Stock Division           Equity Division#
                                             ------------------------  ------------------------  -------------------------
                                              Year Ended   Year Ended   Year Ended   Year Ended   Year Ended  Period Ended
                                             December 31, December 31, December 31, December 31, December 31, December 31,
(continued)                                      2002         2001         2002         2001         2002         2001
---------------------------------------------------------------------------------------------------------------------------
Investment Income
  Dividend Income...........................   $   330      $ 1,614      $   180      $   957        $  7         $--
  Annuity Rate and Expense Guarantees.......       (77)        (111)         (78)        (124)         (3)         --
                                               -------      -------      -------      -------        ----         ---
  Net Investment Income (Loss)..............       253        1,503          102          833           4          --
                                               -------      -------      -------      -------        ----         ---
Realized and Unrealized Gain (Loss) on
 Investments
  Realized Gain (Loss) on Investments.......    (2,757)         777       (3,735)        (545)         (8)         --
  Unrealized Appreciation (Depreciation) of
   Investments During the Period............    (4,172)      (8,402)      (3,096)      (2,643)        (72)          6
                                               -------      -------      -------      -------        ----         ---
  Net Gain (Loss) on Investments............    (6,929)      (7,625)      (6,831)      (3,188)        (80)          6
                                               -------      -------      -------      -------        ----         ---
  Increase (Decrease) in Equity Derived
   from Investment Activity.................   $(6,676)     $(6,122)     $(6,729)     $(2,355)       $(76)        $ 6
                                               =======      =======      =======      =======        ====         ===

                                                     Index 500
                                                  Stock Division       Asset Allocation Division#     Balanced Division
                                             ------------------------  -------------------------  ------------------------
                                              Year Ended   Year Ended   Year Ended   Period Ended  Year Ended   Year Ended
                                             December 31, December 31, December 31,  December 31, December 31, December 31,
(continued)                                      2002         2001         2002          2001         2002         2001
----------------------------------------------------------------------------------------------------------------------------
Investment Income
  Dividend Income...........................   $  1,468     $  6,550      $  24          $--        $  3,922     $  9,705
  Annuity Rate and Expense Guarantees.......       (259)        (420)        (8)          --            (356)        (497)
                                               --------     --------      -----          ---        --------     --------
  Net Investment Income (Loss)..............      1,209        6,130         16           --           3,566        9,208
                                               --------     --------      -----          ---        --------     --------
Realized and Unrealized Gain (Loss) on
 Investments
  Realized Gain (Loss) on Investments.......     (2,524)      12,916        (23)          --          (5,135)       3,486
  Unrealized Appreciation (Depreciation) of
   Investments During the Period............    (26,051)     (39,298)      (121)          --          (7,102)     (17,384)
                                               --------     --------      -----          ---        --------     --------
  Net Gain (Loss) on Investments............    (28,575)     (26,382)      (144)          --         (12,237)     (13,898)
                                               --------     --------      -----          ---        --------     --------
  Increase (Decrease) in Equity Derived
   from Investment Activity.................   $(27,366)    $(20,252)     $(128)         $--        $ (8,671)    $ (4,690)
                                               ========     ========      =====          ===        ========     ========


                                             High Yield Bond Division
                                             ------------------------
                                              Year Ended   Year Ended
                                             December 31, December 31,
(continued)                                      2002         2001
----------------------------------------------------------------------
Investment Income
  Dividend Income...........................    $ 415        $ 487
  Annuity Rate and Expense Guarantees.......      (15)         (22)
                                                -----        -----
  Net Investment Income (Loss)..............      400          465
                                                -----        -----
Realized and Unrealized Gain (Loss) on
 Investments
  Realized Gain (Loss) on Investments.......     (278)        (737)
  Unrealized Appreciation (Depreciation) of
   Investments During the Period............     (267)         448
                                                -----        -----
  Net Gain (Loss) on Investments............     (545)        (289)
                                                -----        -----
  Increase (Decrease) in Equity Derived
   from Investment Activity.................    $(145)       $ 176
                                                =====        =====

#The initial investment in this Division was made on July 31, 2001.

    The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account C
Statements of Operations
(in thousands)

                                                                                                    Russell Multi-Style
                                               Select Bond Division      Money Market Division        Equity Division
                                             ------------------------  ------------------------  ------------------------
                                              Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                             December 31, December 31, December 31, December 31, December 31, December 31,
(continued)                                      2002         2001         2002         2001         2002         2001
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income
  Dividend Income...........................    $  863       $  911       $ 221        $ 523        $   7        $  37
  Annuity Rate and Expense Guarantees.......       (93)         (99)       (144)        (163)         (10)         (14)
                                                ------       ------       -----        -----        -----        -----
  Net Investment Income (Loss)..............       770          812          77          360           (3)          23
                                                ------       ------       -----        -----        -----        -----
Realized and Unrealized Gain (Loss) on
 Investments
  Realized Gain (Loss) on Investments.......       541           32          --           --         (274)        (120)
  Unrealized Appreciation (Depreciation) of
   Investments During the Period............       617          578          --           --          (26)        (144)
                                                ------       ------       -----        -----        -----        -----
  Net Gain (Loss) on Investments............     1,158          610          --           --         (300)        (264)
                                                ------       ------       -----        -----        -----        -----
  Increase (Decrease) in Equity Derived
   from Investment Activity.................    $1,928       $1,422       $  77        $ 360        $(303)       $(241)
                                                ======       ======       =====        =====        =====        =====

                                                Russell Aggressive           Russell Non-              Russell Core
                                                  Equity Division            U.S. Division             Bond Division
                                             ------------------------  ------------------------  ------------------------
                                              Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                             December 31, December 31, December 31, December 31, December 31, December 31,
(continued)                                      2002         2001         2002         2001         2002         2001
---------------------------------------------------------------------------------------------------------------------------
Investment Income
  Dividend Income...........................    $  --         $  1        $   9        $   4         $20          $ 48
  Annuity Rate and Expense Guarantees.......       (7)          (7)          (6)          (8)         (6)           (7)
                                                -----         ----        -----        -----         ---          ----
  Net Investment Income (Loss)..............       (7)          (6)           3           (4)         14            41
                                                -----         ----        -----        -----         ---          ----
Realized and Unrealized Gain (Loss) on
 Investments
  Realized Gain (Loss) on Investments.......      (35)         (17)        (107)         (33)         27            14
  Unrealized Appreciation (Depreciation) of
   Investments During the Period............      (93)           9           13         (158)         11           (12)
                                                -----         ----        -----        -----         ---          ----
  Net Gain (Loss) on Investments............     (128)          (8)         (94)        (191)         38             2
                                                -----         ----        -----        -----         ---          ----
  Increase (Decrease) in Equity Derived
   from Investment Activity.................    $(135)        $(14)       $ (91)       $(195)        $52          $ 43
                                                =====         ====        =====        =====         ===          ====

                                                Russell Real Estate
                                                Securities Division
                                             ------------------------
                                              Year Ended   Year Ended
                                             December 31, December 31,
(continued)                                      2002         2001
----------------------------------------------------------------------
Investment Income
  Dividend Income...........................    $ 481         $290
  Annuity Rate and Expense Guarantees.......      (11)          (9)
                                                -----         ----
  Net Investment Income (Loss)..............      470          281
                                                -----         ----
Realized and Unrealized Gain (Loss) on
 Investments
  Realized Gain (Loss) on Investments.......      101          140
  Unrealized Appreciation (Depreciation) of
   Investments During the Period............     (414)          (4)
                                                -----         ----
  Net Gain (Loss) on Investments............     (313)         136
                                                -----         ----
  Increase (Decrease) in Equity Derived
   from Investment Activity.................    $ 157         $417
                                                =====         ====

    The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account C
Statements of Changes in Equity
(in thousands)

                                                                                                        T. Rowe Price
                                                                            Small Cap Growth           Small Cap Value
                                                      Combined               Stock Division               Division#
                                              ------------------------  ------------------------  -------------------------
                                               Year Ended   Year Ended   Year Ended   Year Ended   Year Ended  Period Ended
                                              December 31, December 31, December 31, December 31, December 31, December 31,
                                                  2002         2001         2002         2001         2002         2001
----------------------------------------------------------------------------------------------------------------------------
Operations
  Net Investment Income (Loss)...............  $    7,685   $  52,514     $      7     $   (26)      $  (3)        $ --
  Net Realized Gain (Loss)...................     (35,241)      8,705       (1,245)       (886)        (27)          --
  Net Change in Unrealized
   Appreciation (Depreciation)...............     (58,211)   (133,527)      (2,995)        (14)        (44)           5
                                               ----------   ---------     --------     -------       -----         ----
  Increase (Decrease) in Equity..............     (85,767)    (72,308)      (4,233)       (926)        (74)           5
                                               ----------   ---------     --------     -------       -----         ----
Equity Transactions
  Contract Owners' Net Payments..............      78,994      90,774        3,161       3,160          96           94
  Annuity Payments...........................         (58)        (64)          --          --          --           --
  Surrenders and Other (net).................    (160,876)   (140,073)      (3,415)     (3,044)        (78)          --
  Transfers from Other Divisions or Sponsor..      49,213      55,326        3,066       4,837         592           66
  Transfers to Other Divisions or Sponsor....     (50,870)    (53,674)      (2,791)     (2,967)       (247)          --
                                               ----------   ---------     --------     -------       -----         ----
  Increase (Decrease) in Equity Derived from
   Equity Transactions.......................     (83,597)    (47,711)          21       1,986         363          160
                                               ----------   ---------     --------     -------       -----         ----
Net Increase (Decrease) in
 Equity......................................   (169,364)    (120,019)     (4,212)       1,060         289          165
Equity
  Beginning of Period........................     552,816     672,835       21,098      20,038         165           --
                                               ----------   ---------     --------     -------       -----         ----
  End of Period..............................  $  383,452   $ 552,816     $ 16,886     $21,098       $ 454         $165
                                               ==========   =========     ========     =======       =====         ====

                                                  Aggressive Growth       International Growth       Franklin Templeton
                                                   Stock Division            Stock Division#      International Equity Division
                                              ------------------------  ------------------------  ----------------------------
                                               Year Ended   Year Ended   Year Ended  Period Ended  Year Ended     Year Ended
                                              December 31, December 31, December 31, December 31, December 31,   December 31,
                                                  2002         2001         2002         2001         2002           2001
--------------------------------------------------------------------------------------------------------------------------------
Operations
  Net Investment Income (Loss)...............  $    (141)   $  26,926      $  --         $--       $     828      $   5,793
  Net Realized Gain (Loss)...................    (10,519)         511        (42)         --          (8,378)        (6,258)
  Net Change in Unrealized
   Appreciation (Depreciation)...............    (11,735)     (58,412)        (8)         (2)           (496)        (8,375)
                                               ---------    ---------      -----         ---       ---------      ---------
  Increase (Decrease) in Equity..............    (22,395)     (30,975)       (50)         (2)         (8,046)        (8,840)
                                               ---------    ---------      -----         ---       ---------      ---------
Equity Transactions
  Contract Owners' Net Payments..............      9,670       13,427         67          11          30,003         27,273
  Annuity Payments...........................         --           (3)        --          --              (2)            (2)
  Surrenders and Other (net).................    (23,497)     (23,656)       (10)         --         (39,024)       (32,422)
  Transfers from Other Divisions or Sponsor..      2,021        4,001        159          29           6,265          2,545
  Transfers to Other Divisions or Sponsor....     (6,377)      (7,931)      (145)         --          (3,090)        (5,144)
                                               ---------    ---------      -----         ---       ---------      ---------
  Increase (Decrease) in Equity Derived from
   Equity Transactions.......................    (18,183)     (14,162)        71          40          (5,848)        (7,750)
                                               ---------    ---------      -----         ---       ---------      ---------
Net Increase (Decrease) in
 Equity......................................   (40,578)     (45,137)         21          38        (13,894)       (16,590)
Equity
  Beginning of Period........................    112,232      157,369         38          --          48,902         65,492
                                               ---------    ---------      -----         ---       ---------      ---------
  End of Period..............................  $  71,654    $ 112,232      $  59         $38       $  35,008      $  48,902
                                               =========    =========      =====         ===       =========      =========

                                                      Index 400
                                                   Stock Division
                                              ------------------------
                                               Year Ended   Year Ended
                                              December 31, December 31,
                                                  2002         2001
-----------------------------------------------------------------------
Operations
  Net Investment Income (Loss)...............   $   120      $   175
  Net Realized Gain (Loss)...................      (823)        (575)
  Net Change in Unrealized
   Appreciation (Depreciation)...............    (2,160)         275
                                                -------      -------
  Increase (Decrease) in Equity..............    (2,863)       (125)
                                                -------      -------
Equity Transactions
  Contract Owners' Net Payments..............     2,788        3,343
  Annuity Payments...........................        (1)          --
  Surrenders and Other (net).................    (3,440)      (2,104)
  Transfers from Other Divisions or Sponsor..     2,998        6,318
  Transfers to Other Divisions or Sponsor....    (1,810)      (1,982)
                                                -------      -------
  Increase (Decrease) in Equity Derived from
   Equity Transactions.......................       535        5,575
                                                -------      -------
Net Increase (Decrease) in
 Equity......................................    (2,328)       5,450
Equity
  Beginning of Period........................    16,849       11,399
                                                -------      -------
  End of Period..............................   $14,521      $16,849
                                                =======      =======

#The initial investment in this Division was made on July 31, 2001.

    The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account C
Statements of Changes in Equity
(in thousands)

                                                                           J.P. Morgan Select
                                                                            Growth and Income     Capital Guardian Domestic
                                                Growth Stock Division        Stock Division           Equity Division#
                                              ------------------------  ------------------------  -------------------------
                                               Year Ended   Year Ended   Year Ended   Year Ended   Year Ended  Period Ended
                                              December 31, December 31, December 31, December 31, December 31, December 31,
(continued)                                       2002         2001         2002         2001         2002         2001
----------------------------------------------------------------------------------------------------------------------------
Operations
  Net Investment Income (Loss)...............   $    253     $ 1,503      $    102     $   833        $  4         $ --
  Net Realized Gain (Loss)...................     (2,757)        777        (3,735)       (545)         (8)          --
  Net Change in Unrealized
   Appreciation (Depreciation)...............     (4,172)     (8,402)       (3,096)     (2,643)        (72)           6
                                                --------     -------      --------     -------        ----         ----
Increase (Decrease) in Equity................     (6,676)     (6,122)       (6,729)     (2,355)        (76)           6
                                                --------     -------      --------     -------        ----         ----
Equity Transactions
  Contract Owners' Net Payments..............      3,727       4,918         2,377       3,353          62          103
  Annuity Payments...........................         (3)         (4)           --          --          --           --
  Surrenders and Other (net).................     (6,378)     (6,927)       (5,579)     (5,302)        (55)          --
  Transfers from Other Divisions or Sponsor..      2,570       2,504           973       2,133         509          102
  Transfers to Other Divisions or Sponsor....     (3,995)     (4,049)       (2,644)     (2,079)        (67)          --
                                                --------     -------      --------     -------        ----         ----
  Increase (Decrease) in Equity Derived from
   Equity Transactions.......................     (4,079)     (3,558)       (4,873)     (1,895)        449          205
                                                --------     -------      --------     -------        ----         ----
Net Increase (Decrease) in Equity............    (10,755)     (9,680)      (11,602)     (4,250)        373          211
Equity
  Beginning of Period........................     33,016      42,696        25,473      29,723         211           --
                                                --------     -------      --------     -------        ----         ----
  End of Period..............................   $ 22,261     $33,016      $ 13,871     $25,473        $584         $211
                                                ========     =======      ========     =======        ====         ====

                                                      Index 500
                                                   Stock Division       Asset Allocation Division#     Balanced Division
                                              ------------------------  -------------------------  ------------------------
                                               Year Ended   Year Ended   Year Ended   Period Ended  Year Ended   Year Ended
                                              December 31, December 31, December 31,  December 31, December 31, December 31,
(continued)                                       2002         2001         2002          2001         2002         2001
-----------------------------------------------------------------------------------------------------------------------------
Operations
  Net Investment Income (Loss)...............   $  1,209     $  6,130      $   16         $--        $  3,566     $  9,208
  Net Realized Gain (Loss)...................     (2,524)      12,916         (23)         --          (5,135)       3,486
  Net Change in Unrealized
   Appreciation (Depreciation)...............    (26,051)     (39,298)       (121)         --          (7,102)     (17,384)
                                                --------     --------      ------         ---        --------     --------
Increase (Decrease) in Equity................    (27,366)     (20,252)       (128)         --          (8,671)      (4,690)
                                                --------     --------      ------         ---        --------     --------
Equity Transactions
  Contract Owners' Net Payments..............     10,129       15,810         185          15           6,606        8,917
  Annuity Payments...........................         (3)          (4)        (10)         --             (26)         (28)
  Surrenders and Other (net).................    (31,783)     (31,233)         (9)         --         (24,451)     (18,268)
  Transfers from Other Divisions or Sponsor..      1,762        4,024       1,406          31           4,001        3,462
  Transfers to Other Divisions or Sponsor....     (6,390)     (10,254)         --          --         (11,207)      (9,430)
                                                --------     --------      ------         ---        --------     --------
  Increase (Decrease) in Equity Derived from
   Equity Transactions.......................    (26,285)     (21,657)      1,572          46         (25,077)     (15,347)
                                                --------     --------      ------         ---        --------     --------
Net Increase (Decrease) in Equity............    (53,651)     (41,909)      1,444          46         (33,748)     (20,037)
Equity
  Beginning of Period........................    131,489      173,398          46          --         115,972      136,009
                                                --------     --------      ------         ---        --------     --------
  End of Period..............................   $ 77,838     $131,489      $1,490         $46        $ 82,224     $115,972
                                                ========     ========      ======         ===        ========     ========


                                              High Yield Bond Division
                                              ------------------------
                                               Year Ended   Year Ended
                                              December 31, December 31,
(continued)                                       2002         2001
-----------------------------------------------------------------------
Operations
  Net Investment Income (Loss)...............   $   400      $   465
  Net Realized Gain (Loss)...................      (278)        (737)
  Net Change in Unrealized
   Appreciation (Depreciation)...............      (267)         448
                                                -------      -------
Increase (Decrease) in Equity................      (145)         176
                                                -------      -------
Equity Transactions
  Contract Owners' Net Payments..............       531        1,643
  Annuity Payments...........................        (1)          (1)
  Surrenders and Other (net).................    (1,020)      (2,091)
  Transfers from Other Divisions or Sponsor..       709        2,647
  Transfers to Other Divisions or Sponsor....      (763)      (2,030)
                                                -------      -------
  Increase (Decrease) in Equity Derived from
   Equity Transactions.......................      (544)         168
                                                -------      -------
Net Increase (Decrease) in Equity............      (689)         344
Equity
  Beginning of Period........................     4,583        4,239
                                                -------      -------
  End of Period..............................   $ 3,894      $ 4,583
                                                =======      =======

#The initial investment in this Division was made on July 31, 2001.

    The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account C
Statements of Changes in Equity
(in thousands)

                                                                                                    Russell Multi-Style
                                               Select Bond Division      Money Market Division        Equity Division
                                             ------------------------  ------------------------  ------------------------
                                              Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                             December 31, December 31, December 31, December 31, December 31, December 31,
(continued)                                      2002         2001         2002         2001         2002         2001
---------------------------------------------------------------------------------------------------------------------------
Operations
  Net Investment Income (Loss)..............   $   770      $   812      $     77     $    360      $   (3)      $   23
  Net Realized Gain (Loss)..................       541           32            --           --        (274)        (120)
  Net Change in Unrealized Appreciation
   (Depreciation)...........................       617          578            --           --         (26)        (144)
                                               -------      -------      --------     --------      ------       ------
Increase (Decrease) in Equity...............     1,928        1,422            77          360        (303)        (241)
                                               -------      -------      --------     --------      ------       ------
Equity Transactions
  Contract Owners' Net Payments.............     2,853        2,126         4,425        4,807         312          228
  Annuity Payments..........................        (6)          (5)           (5)         (17)         --           --
  Surrenders and Other (net)................    (5,251)      (3,607)      (13,638)     (10,053)       (345)        (119)
  Transfers from Other Divisions or Sponsor.     6,188        5,722        10,654       12,104          90           61
  Transfers to Other Divisions or Sponsor...    (3,530)      (2,306)       (5,725)      (4,118)       (406)        (271)
                                               -------      -------      --------     --------      ------       ------
Increase (Decrease) in Equity Derived from
 Equity Transactions........................       254        1,930        (4,289)       2,723        (349)        (101)
                                               -------      -------      --------     --------      ------       ------
Net Increase (Decrease) in Equity...........     2,182        3,352        (4,212)       3,083        (652)        (342)
Equity
  Beginning of Period.......................    17,379       14,027        15,185       12,102       1,403        1,745
                                               -------      -------      --------     --------      ------       ------
  End of Period.............................   $19,561      $17,379      $ 10,973     $ 15,185      $  751       $1,403
                                               =======      =======      ========     ========      ======       ======

                                                Russell Aggressive           Russell Non -             Russell Core
                                                  Equity Division            U.S. Division             Bond Division
                                             ------------------------  ------------------------  ------------------------
                                              Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                             December 31, December 31, December 31, December 31, December 31, December 31,
(continued)                                      2002         2001         2002         2001         2002         2001
---------------------------------------------------------------------------------------------------------------------------
Operations
  Net Investment Income (Loss)..............    $  (7)        $ (6)       $   3        $  (4)       $  14         $ 41
  Net Realized Gain (Loss)..................      (35)         (17)        (107)         (33)          27           14
  Net Change in Unrealized Appreciation
   (Depreciation)...........................      (93)           9           13         (158)          11          (12)
                                                -----         ----        -----        -----        -----         ----
Increase (Decrease) in Equity...............     (135)         (14)         (91)        (195)          52           43
                                                -----         ----        -----        -----        -----         ----
Equity Transactions
  Contract Owners' Net Payments.............       92          120           85          114          100           67
  Annuity Payments..........................       --           --           --           --           --           --
  Surrenders and Other (net)................     (145)         (72)        (147)         (86)        (121)          (8)
  Transfers from Other Divisions or Sponsor.       67           84          109           21          401          253
  Transfers to Other Divisions or Sponsor...      (62)         (51)        (101)          --         (422)         (48)
                                                -----         ----        -----        -----        -----         ----
Increase (Decrease) in Equity Derived from
 Equity Transactions........................      (48)          81          (54)          49          (42)         264
                                                -----         ----        -----        -----        -----         ----
Net Increase (Decrease) in Equity...........     (183)          67         (145)        (146)          10          307
Equity
  Beginning of Period.......................      710          643          672          818          793          486
                                                -----         ----        -----        -----        -----         ----
  End of Period.............................    $ 527         $710        $ 527        $ 672        $ 803         $793
                                                =====         ====        =====        =====        =====         ====

                                                Russell Real Estate
                                                Securities Division
                                             ------------------------
                                              Year Ended   Year Ended
                                             December 31, December 31,
(continued)                                      2002         2001
----------------------------------------------------------------------
Operations
  Net Investment Income (Loss)..............   $   470      $   281
  Net Realized Gain (Loss)..................       101          140
  Net Change in Unrealized Appreciation
   (Depreciation)...........................      (414)          (4)
                                               -------      -------
Increase (Decrease) in Equity...............       157          417
                                               -------      -------
Equity Transactions
  Contract Owners' Net Payments.............     1,725        1,245
  Annuity Payments..........................        (1)          --
  Surrenders and Other (net)................    (2,490)      (1,081)
  Transfers from Other Divisions or Sponsor.     4,673        4,382
  Transfers to Other Divisions or Sponsor...    (1,098)      (1,014)
                                               -------      -------
Increase (Decrease) in Equity Derived from
 Equity Transactions........................     2,809        3,532
                                               -------      -------
Net Increase (Decrease) in Equity...........     2,966        3,949
Equity
  Beginning of Period.......................     6,600        2,651
                                               -------      -------
  End of Period.............................   $ 9,566      $ 6,600
                                               =======      =======

    The Accompanying Notes are an Integral Part of the Financial Statements

 Financial Highlights


NML Variable Annuity Account C
(For a unit outstanding during the period)

                                                                     Dividend
                                                                    Income as a
                                                                       % of     Expense Ratio,
                                                 Unit Value,        Average Net   Lowest to     Total Return (2),
Division                                      Lowest to Highest       Assets       Highest      Lowest to Highest
-------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock
  Year Ended 12/31/02..................... $1.489185 to $ 15.591407    0.16%    0.00% to 1.25% (19.44%) to (18.42%)
  Year Ended 12/31/01..................... $1.848493 to $ 19.112629    0.01%    0.00% to 1.25%  (4.97%) to  (3.76%)
T. Rowe Price Small Cap Value (1)
  Year Ended 12/31/02..................... $0.943905 to $  9.607906    0.49%    0.00% to 1.25%  (6.75%) to  (5.58%)
  Period Ended 12/31/01................... $1.012260 to $ 10.175772    0.38%    0.00% to 1.25%    1.23%  to   1.76%
Aggressive Growth Stock
  Year Ended 12/31/02..................... $2.360410 to $ 38.441232    0.10%    0.00% to 1.25% (22.13%) to (21.15%)
  Year Ended 12/31/01..................... $3.013165 to $ 48.753408   22.56%    0.00% to 1.25% (20.88%) to (19.87%)
International Growth Stock (1)
  Year Ended 12/31/02..................... $0.780276 to $  7.942434    0.27%    0.00% to 1.25% (13.42%) to (12.34%)
  Period Ended 12/31/01................... $0.901258 to $  9.060000    0.00%    0.00% to 1.25%  (9.87%) to  (9.40%)
Franklin Templeton International Equity
  Year Ended 12/31/02..................... $1.559571 to $  1.759773    2.11%    0.00% to 1.25% (18.43%) to (17.40%)
  Year Ended 12/31/01..................... $1.911919 to $  2.130553   10.95%    0.00% to 1.25% (15.07%) to (14.00%)
Index 400 Stock
  Year Ended 12/31/02..................... $1.072428 to $ 11.227976    0.84%    0.00% to 1.25% (15.60%) to (14.54%)
  Year Ended 12/31/01..................... $1.270690 to $ 13.138452    1.30%    0.00% to 1.25%  (1.90%) to  (0.65%)
Growth Stock
  Year Ended 12/31/02..................... $1.921805 to $ 21.414901    1.20%    0.00% to 1.25% (21.81%) to (20.83%)
  Year Ended 12/31/01..................... $2.458020 to $ 27.049526    4.53%    0.00% to 1.25% (15.29%) to (14.22%)
J.P. Morgan Select Growth and Income Stock
  Year Ended 12/31/02..................... $1.500218 to $ 16.717038    0.97%    0.00% to 1.25% (29.09%) to (28.20%)
  Year Ended 12/31/01..................... $2.115675 to $ 23.281928    3.63%    0.00% to 1.25%  (8.92%) to  (7.77%)
Capital Guardian Domestic Equity (1)
  Year Ended 12/31/02..................... $0.756787 to $  7.703469    2.12%    0.00% to 1.25% (22.22%) to (21.24%)
  Period Ended 12/31/01................... $0.973004 to $  9.781208    0.71%    0.00% to 1.25%  (2.70%) to  (2.19%)
Index 500 Stock
  Year Ended 12/31/02..................... $2.420098 to $ 35.246385    1.44%    0.00% to 1.25% (23.04%) to (22.07%)
  Year Ended 12/31/01..................... $3.125796 to $ 45.228886    4.54%    0.00% to 1.25% (12.98%) to (11.88%)
Asset Allocation (1)
  Year Ended 12/31/02..................... $0.863125 to $  8.785751    2.61%    0.00% to 1.25% (11.37%) to (10.26%)
  Period Ended 12/31/01................... $0.973862 to $  9.789803    0.72%    0.00% to 1.25%  (2.61%) to  (2.10%)
Balanced
  Year Ended 12/31/02..................... $2.209502 to $ 84.486469    4.05%    0.00% to 1.25%  (8.68%) to  (7.54%)
  Year Ended 12/31/01..................... $2.405185 to $ 91.372736    7.91%    0.00% to 1.25%  (4.36%) to  (3.15%)
High Yield Bond
  Year Ended 12/31/02..................... $1.424293 to $ 15.870922   10.23%    0.00% to 1.25%  (4.10%) to  (2.89%)
  Year Ended 12/31/01..................... $1.485164 to $ 16.343831   10.11%    0.00% to 1.25%    3.72%  to   5.03%
Select Bond
  Year Ended 12/31/02..................... $2.084184 to $121.279762    4.77%    0.00% to 1.25%   10.70%  to  12.09%
  Year Ended 12/31/01..................... $1.871532 to $108.200259    5.60%    0.00% to 1.25%    8.99%  to  10.37%
Money Market
  Year Ended 12/31/02..................... $1.504462 to $ 34.132616    1.66%    0.00% to 1.25%    0.39%  to   1.65%
  Year Ended 12/31/01..................... $1.489628 to $ 33.577318    3.74%    0.00% to 1.25%    2.62%  to   3.92%
Russell Multi-Style Equity
  Year Ended 12/31/02..................... $0.594202 to $  6.221208    0.62%    0.00% to 1.25% (24.14%) to (23.19%)
  Year Ended 12/31/01..................... $0.783335 to $  8.099453    2.58%    0.00% to 1.25% (15.28%) to (14.21%)
Russell Aggressive Equity
  Year Ended 12/31/02..................... $0.831686 to $  8.707578    0.00%    0.00% to 1.25% (20.06%) to (19.06%)
  Year Ended 12/31/01..................... $1.040412 to $ 10.757522    0.11%    0.00% to 1.25%  (3.58%) to  (2.36%)
Russell Non-U.S.
  Year Ended 12/31/02..................... $0.677755 to $  7.095865    1.62%    0.00% to 1.25% (16.20%) to (15.15%)
  Year Ended 12/31/01..................... $0.808779 to $  8.362558    0.59%    0.00% to 1.25% (23.00%) to (22.03%)
Russell Core Bond
  Year Ended 12/31/02..................... $1.217720 to $ 12.748590    2.91%    0.00% to 1.25%    7.49%  to   8.84%
  Year Ended 12/31/01..................... $1.132872 to $ 11.713217    6.24%    0.00% to 1.25%    6.07%  to   7.41%
Russell Real Estate Securities
  Year Ended 12/31/02..................... $1.261665 to $ 13.208871    5.22%    0.00% to 1.25%    2.51%  to   3.80%
  Year Ended 12/31/01..................... $1.230726 to $ 12.725061    5.28%    0.00% to 1.25%    6.49%  to   7.84%

(1)Portfolio commenced operations on July 31, 2001.
(2)Total Return includes deductions for management and other expenses; excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

    The Accompanying Notes are an Integral Part of the Financial Statements

 Notes to Financial Statements


NML Variable Annuity Account C
December 31, 2002

Note 1 -- NML Variable Annuity Account C (the "Account") is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") used to fund variable annuity contracts ("contracts") for HR-10 and corporate pension and profit-sharing plans which qualify for special tax treatment under the Internal Revenue Code. Currently, two versions of the contract are offered: Front Load contracts with a sales charge up to 41/2% of purchase payments and Simplified Load contracts with an installment fee of $750.

Note 2 -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

Note 3 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds (collectively known as "the Funds"). The shares are valued at the Funds' offering and redemption prices per share. The Funds are diversified open-end investment companies registered under the Investment Company Act of 1940.

Note 4 -- Annuity reserves are based on published annuity tables with age adjustment and benefit payments which reflect actual investment experience. Annuity reserves are based on the 1983 Annuity Table a adjusted with assumed interest rates of 31/2% or 5%.

Note 5 -- Dividend income and distributions of net realized gains from the Funds are recorded on the ex-date of the dividends. Transactions in Funds' shares are accounted for on the trade date. The basis for determining cost on sale of the Funds' shares is identified cost. Purchases and sales of the Funds' shares for the period ended December 31, 2002 by each Division are shown below:

        Division                                 Purchases     Sales
        --------                                ----------- -----------
        Small Cap Growth Stock................. $ 4,101,427 $ 4,073,616
        T. Rowe Price Small Cap Value..........     439,368      78,233
        Aggressive Growth Stock................  13,446,357  29,800,357
        International Growth Stock.............      81,631      11,232
        Franklin Templeton International Equity  37,675,272  42,699,052
        Index 400 Stock........................   4,794,956   4,139,828
        Growth Stock...........................   4,614,934   8,441,163

          Division                             Purchases     Sales
          --------                            ----------- -----------
          J.P.Morgan Select Growth and Income
           Stock............................. $ 3,214,603 $ 7,984,459
          Capital Guardian Domestic Equity...     507,375      57,966
          Index 500 Stock....................  17,825,221  40,484,151
          Asset Allocation...................   1,602,656      13,114
          Balanced...........................  13,689,364  35,212,020
          High Yield Bond....................   1,019,296   1,162,441
          Select Bond........................   6,546,498   5,400,203
          Money Market.......................  10,578,873  14,793,674
          Russell Multi-Style Equity.........     326,188     678,182
          Russell Aggressive Equity..........     123,680     178,946
          Russell Non-U.S....................     107,319     158,091
          Russell Core Bond..................     145,550     150,115
          Russell Real Estate Securities.....   5,919,307   2,586,225

Note 6 -- A deduction for annuity rate and expense guarantees is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued after December 16, 1981, and prior to May 1, 1984, the deduction is determined daily at an annual rate of 1/2 of 1% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 3/4 of 1% annual rate.

Generally, for contracts issued after December 31, 1991, for the Front Load version and the Simplified Load version, the deduction for annuity rate and expense guarantee is determined daily at annual rates of 6.5/10 of 1% and 11/4%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 1% and 11/2% annual rates, respectively.

Since 1996, Northwestern Mutual has paid a dividend to certain contracts. The dividend is re-invested in the Account and has been reflected as a Contract Owners' Net Payment in the accompanying financial statements.

Note 7 -- Northwestern Mutual is taxed as a "life insurance company" under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

 Notes to Financial Statements


Note 8 -- Equity Values by Division are shown below:
(in thousands, except accumulation unit values)

                                                                Group Variable Annuity Contract Issued:
                                                   ---------------------------------------------------------------------
                                                   Before December 17, 1981 or between    After December 16, 1981 and
                                                   April 30, 1984 and December 31, 1991       Prior to May 1, 1984
                                                   ------------------------------------ --------------------------------
                                                   Accumulation     Units               Accumulation    Units
Division                                            Unit Value   Outstanding   Equity    Unit Value  Outstanding Equity
------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock............................ $ 15.591407        992     $ 15,467   $15.307344        --    $    --
T. Rowe Price Small Cap Value.....................    9.607906          5           48     9.539874        --         --
Aggressive Growth Stock...........................   38.441232      1,538       59,123    36.213065         2         72
International Growth Stock........................    7.942434          2           16     7.886164        --         --
Franklin Templeton International Equity...........    1.759773     17,431       30,675     1.676652        26         44
Index 400 Stock...................................   11.227976      1,163       13,058    11.023428        --         --
Growth Stock......................................   21.414901        821       17,582    20.506308        --         --
J.P. Morgan Select Growth and Income Stock........   16.717038        552        9,228    16.007652         2         32
Capital Guardian Domestic Equity..................    7.703469          9           69     7.648889        --         --
Index 500 Stock...................................   35.246385      1,782       62,809    33.200274         3        100
Asset Allocation..................................    8.785751         20          176     8.723560        --         --
Balanced..........................................   84.486469        664       56,099    76.084739        27      2,054
High Yield Bond...................................   15.870922        176        2,793    15.197603         1         15
Select Bond.......................................  121.279762         92       11,158    109.16634        --         --
Money Market......................................   34.132616          9          307    30.774871        --         --
Russell Multi-Style Equity........................    6.221208          8           50     6.107844        --         --
Russell Aggressive Equity.........................    8.707578          1            9     8.548899        --         --
Russell Non-U.S...................................    7.095865          3           21     6.966578        --         --
Russell Core Bond.................................   12.748590         --           --    12.516564        --         --
Russell Real Estate Securities....................   13.208871        641        8,467    12.968435        --         --
                                                                              --------                           -------
 Equity...........................................                             287,155                             2,317
 Annuity Reserves.................................                                  --                               630
                                                                              --------                           -------
 Total Equity.....................................                            $287,155                           $ 2,947
                                                                              ========                           =======

                                                               Group Combination Annuity Contract Issued:
                                                   ---------------------------------------------------------------------
                                                        After December 31, 1991             After December 31, 1991
                                                          Front Load Version                Simplified Load Version
                                                   ------------------------------------ --------------------------------
                                                   Accumulation     Units               Accumulation    Units
Division                                            Unit Value   Outstanding   Equity    Unit Value  Outstanding Equity
------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock............................ $  1.522337        197     $    300   $ 1.489185       753     $ 1,121
T. Rowe Price Small Cap Value.....................    0.951956        107          102     0.943905       319         301
Aggressive Growth Stock...........................    2.360410        972        2,294     3.506913     2,895      10,153
International Growth Stock........................    0.786940          7            6     0.780276        51          40
Franklin Templeton International Equity...........    1.652585        533          881     1.559571     2,178       3,397
Index 400 Stock...................................    1.096297        337          369     1.072428       994       1,066
Growth Stock......................................    2.024216        414          838     1.921805     1,982       3,809
J.P. Morgan Select Growth and Income Stock........    1.580140        572          904     1.500218     2,469       3,704
Capital Guardian Domestic Equity..................    0.763266        153          117     0.756787       532         403
Index 500 Stock...................................    2.420098      1,590        3,848     2.968449     3,722      11,049
Asset Allocation..................................    0.870499         49           43     0.863125     1,295       1,118
Balanced..........................................    2.209502      2,482        5,484     6.435011     2,852      18,353
High Yield Bond...................................    1.500210        129          194     1.424293       626         892
Select Bond.......................................    2.084184        519        1,082     9.187656       787       7,231
Money Market......................................    1.504462      2,092        3,147     2.734853     2,738       7,488
Russell Multi-Style Equity........................    0.607438        415          252     0.594202       753         447
Russell Aggressive Equity.........................    0.850202        135          115     0.831686       487         405
Russell Non-U.S...................................    0.692822        171          118     0.677755       573         388
Russell Core Bond.................................    1.244772        336          418     1.217720       317         386
Russell Real Estate Securities....................    1.289736        193          249     1.261665       664         838
                                                                               --------                           -------
 Equity...........................................                               20,761                            72,589
 Annuity Reserves.................................                                   --                                --
                                                                               --------                           -------
 Total Equity.....................................                             $ 20,761                           $72,589
                                                                               ========                           =======

 Accountants' Report



[LOGO] PRICEWATERHOUSECOOPERS

Report of Independent Accountants

To The Northwestern Mutual Life Insurance Company and
Contract Owners of NML Variable Annuity Account C

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in equity and the financial highlights present fairly, in all material respects, the financial position of NML Variable Annuity Account C and its Small Cap Growth Stock Division, T. Rowe Price Small Cap Value Division, Aggressive Growth Stock Division, International Growth Stock Division, Franklin Templeton International Equity Division, Index 400 Stock Division, Growth Stock Division, J.P. Morgan Select Growth and Income Stock Division, Capital Guardian Domestic Equity Division, Index 500 Stock Division, Asset Allocation Division, Balanced Division, High Yield Bond Division, Select Bond Division, Money Market Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Core Bond Division, and Russell Real Estate Securities Division at December 31, 2002, and the results of each of their operations, the changes in each of their equity and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of The Northwestern Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of securities owned at December 31, 2002 with Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
January 30, 2003

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Financial Position
(in millions)
--------------------------------------------------------------------------------

The following financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual to meet its obligations under the Contracts.

                                           December 31,
                                        ------------------
                                          2002      2001
                                        --------   -------

Assets:
   Bonds                                $ 50,597   $44,306
   Common and preferred stocks             4,902     5,369
   Mortgage loans                         15,692    15,164
   Real estate                             1,503     1,671
   Policy loans                            9,292     9,028
   Other investments                       4,242     4,817
   Cash and temporary investments          1,814     2,018
                                        --------   -------
      Total investments                   88,042    82,373

   Due and accrued investment income       1,100     1,048
   Net deferred tax assets                 1,887     1,602
   Deferred premium and other assets       1,660     1,583
   Separate account assets                10,246    11,786
                                        --------   -------
      Total assets                      $102,935   $98,392
                                        ========   =======

Liabilities and Surplus:
   Reserves for policy benefits         $ 74,880   $68,432
   Policyowner dividends payable           3,765     3,650
   Interest maintenance reserve              521       375
   Asset valuation reserve                 1,268     2,034
   Income taxes payable                      777     1,329
   Other liabilities                       4,261     3,894
   Separate account liabilities           10,246    11,786
                                        --------   -------
      Total liabilities                   95,718    91,500

   Surplus                                 7,217     6,892
                                        --------   -------
      Total liabilities and surplus     $102,935   $98,392
                                        ========   =======

   The accompanying notes are an integral part of these financial statements.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Operations
(in millions)
--------------------------------------------------------------------------------

                                                             For the year ended
                                                                December 31,
                                                        ---------------------------
                                                          2002      2001      2000
                                                        -------   -------   -------
Revenue:
   Premiums                                             $10,108   $ 9,447   $ 8,966
   Net investment income                                  5,477     5,431     5,229
   Other income                                             439       467     1,187
                                                        -------   -------   -------
      Total revenue                                      16,024    15,345    15,382
                                                        -------   -------   -------
Benefits and expenses:
   Benefit payments to policyowners and beneficiaries     3,902     3,808     4,541
   Net additions to policy benefit reserves               6,186     5,367     4,815
   Net transfers to separate accounts                       242       502       469
                                                        -------   -------   -------
      Total benefits                                     10,330     9,677     9,825

   Commissions and operating expenses                     1,580     1,453     1,416
                                                        -------   -------   -------
      Total benefits and expenses                        11,910    11,130    11,241
                                                        -------   -------   -------
Gain from operations before dividends and taxes           4,114     4,215     4,141

Policyowner dividends                                     3,792     3,651     3,334
                                                        -------   -------   -------
Gain from operations before taxes                           322       564       807
Income tax expense (benefit)                               (442)      173       125
                                                        -------   -------   -------
Net gain from operations                                    764       391       682
Net realized capital gains (losses)                        (606)      259     1,147
                                                        -------   -------   -------
      Net income                                        $   158   $   650   $ 1,829
                                                        =======   =======   =======

   The accompanying notes are an integral part of these financial statements.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Changes in Surplus
(in millions)
--------------------------------------------------------------------------------

                                                         For the year ended
                                                            December 31,
                                                     -------------------------
                                                      2002     2001     2000
                                                     ------   ------   -------

Beginning of year balance                            $6,892   $5,896   $ 5,069
   Net income                                           158      650     1,829
   Change in net unrealized capital gains (losses)     (517)    (555)   (1,043)
   Increase in net deferred tax assets                   44       73        --
   Increase in nonadmitted assets and other            (126)    (124)      (32)
   Change in reserve valuation bases (Note 5)            --      (61)       --
   Change in asset valuation reserve                    766      264        73
   Cumulative effect of changes in accounting
      principles (Note 1)                                --      749        --
                                                     ------   ------   -------
      Net increase in surplus                           325      996       827
                                                     ------   ------   -------
      End of year balance                            $7,217   $6,892   $ 5,896
                                                     ======   ======   =======

   The accompanying notes are an integral part of these financial statements.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Cash Flows
(in millions)
--------------------------------------------------------------------------------

                                                                        For the year ended
                                                                           December 31,
                                                                   ---------------------------
                                                                     2002      2001      2000
                                                                   -------   -------   -------
Cash flows from operating activities:
   Premiums and other income received                              $ 6,947   $ 6,607   $ 6,149
   Investment income received                                        5,224     5,328     5,000
   Disbursement of policy loans, net of repayments                    (264)     (524)     (566)
   Payments to policyowners and beneficiaries                       (4,130)   (3,996)   (3,967)
   Net transfers to separate accounts                                 (257)     (534)     (469)
   Commissions, expenses and taxes paid                             (1,855)   (1,698)   (1,845)
                                                                   -------   -------   -------
         Net cash provided by operating activities                   5,665     5,183     4,302
                                                                   -------   -------   -------

Cash flows from investing activities:
   Proceeds from investments sold or matured:
      Bonds                                                         60,865    35,318    29,539
      Common and preferred stocks                                    1,766    15,465     9,437
      Mortgage loans                                                 1,532     1,174     1,198
      Real estate                                                      468       244       302
      Other investments                                              1,646       494       659
                                                                   -------   -------   -------
                                                                    66,277    52,695    41,135
                                                                   -------   -------   -------

   Cost of investments acquired:
      Bonds                                                         67,398    38,915    33,378
      Common and preferred stocks                                    2,003    15,014     8,177
      Mortgage loans                                                 2,005     2,003     2,261
      Real estate                                                      191       353       224
      Other investments                                                748     1,106     1,535
                                                                   -------   -------   -------
                                                                    72,345    57,391    45,575
                                                                   -------   -------   -------
         Net cash applied in investing activities                   (6,068)   (4,696)   (4,440)
                                                                   -------   -------   -------

Cash flows from financing and miscellaneous sources:
   Proceeds from deposit-type contract funds and
      other liabilities without life or disability contingencies       990       996       907
   Withdrawals from deposit-type contract funds and
      other liabilities without life or disability contingencies      (741)     (793)     (777)
   Other cash provided (applied)                                       (50)      111        66
                                                                   -------   -------   -------
         Net cash provided by financing and other activities:          199       314       196
                                                                   -------   -------   -------
         Net increase (decrease) in cash temporary investement        (204)      801        58

Cash and temporary investments, beginning of year                    2,018     1,217     1,159
                                                                   -------   -------   -------
            Cash and temporary investments, end of year            $ 1,814   $ 2,018   $ 1,217
                                                                   =======   =======   =======

   The accompanying notes are an integral part of these financial statements.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001, 2000
--------------------------------------------------------------------------------

1.   Basis of Presentation and Changes in Accounting Principles

     The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (together, "the Company"). All intercompany balances and transactions were eliminated. The Company offers life, annuity, disability income and long-term care insurance products to the personal, business, and estate markets.

     The consolidated financial statements were prepared in conformity with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin ("statutory basis of accounting"). Beginning January 1, 2001, insurance companies domiciled in Wisconsin were required to prepare statutory basis financial statements in accordance with the new National Association of Insurance Commissioners ("NAIC") "Accounting Practices and Procedures Manual", subject to any variations prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin ("OCI").

     These new requirements differed from those used prior to January 1, 2001, primarily because under the new statutory accounting principles: (1) deferred tax balances were established for temporary differences between book and tax bases of certain assets and liabilities, (2) investment valuation adjustments on impaired assets were measured differently and were reported as realized losses, (3) pension and other employee benefit obligations were accounted for based on the funded status of the related plans, (4) recognition of earnings from unconsolidated subsidiaries and affiliates as net investment income was limited to dividends received, (5) certain software costs were capitalized and amortized to expense over a maximum of five years, and (6) premiums, benefits and reserve changes for policies without significant mortality or morbidity risks ("deposit-type contracts") were not included in revenue or benefits as reported in the consolidated statement of operations.

     The cumulative effect of adoption of these new accounting principles was reported as an adjustment to surplus as of January 1, 2001, with no restatement of prior periods permitted. This cumulative effect was the difference in the amount of surplus that would have been reported at that date if the new accounting principles had been retroactively applied to all prior periods. The cumulative effect of these accounting changes increased surplus by $749 million at that date, and included the following (in millions):

     Deferred tax accounting             $850
     Pension plan liabilities             (74)
     Investment valuation changes, net    (27)
                                         ----
                                         $749
                                         ====

     Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with generally accepted accounting principles ("GAAP"), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001, 2000
--------------------------------------------------------------------------------

     amortized, (2) investment valuations and policy benefit reserves use different methods and assumptions, (3) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statement of operations, are defined differently, (4) majority-owned, non-insurance subsidiaries are consolidated, (5) changes in deferred taxes are reported as a component of net income, and (6) no deferral of realized gains and losses is permitted. The effects on the financial statements of the Company from the differences between the statutory basis of accounting and GAAP are material.

2.   Summary of Significant Accounting Policies

     The preparation of financial statements in conformity with the statutory basis of accounting required management to use assumptions or make estimates that affected the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual future results could differ from these assumptions and estimates.

     Investments

     See Note 3 regarding the reported statement value and estimated fair value of the Company's investments in bonds, common and preferred stocks, mortgage loans and real estate.

     Policy Loans

     Policy loans primarily represent amounts borrowed from the Company by life insurance policyowners, secured by the cash value of the related policies. They are reported in the financial statements at unpaid principal balance.

     Other Investments

     Other investments consist primarily of real estate joint ventures, partnership investments, including real estate, venture capital and leveraged buyout fund limited partnerships, leveraged leases and subsidiaries, controlled and affiliated entities. These investments are valued based on the equity method of accounting, which approximated fair value. Other investments also include derivative financial instruments. See
     Note 4 regarding the Company's use of derivatives.

     Temporary Investments

     Temporary investments represent securities that have maturities of one year or less at purchase, and are reported at amortized cost, which approximated fair value.

     Net Investment Income

     Net investment income primarily represents interest and dividends received or accrued on bonds, mortgage loans, policy loans and other investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted prospectively for any change in estimated yield-to-maturity. Accrued investment income more than 90 days past due is nonadmitted and reported as a direct reduction of surplus. Accrued investment income that is ultimately deemed uncollectible is reported as a reduction of net investment income in the period that such determination is made. Beginning January 1, 2001, net investment income also includes dividends paid to the Company from accumulated earnings of unconsolidated

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001, 2000
--------------------------------------------------------------------------------

     subsidiaries, affiliates, partnerships and joint ventures. Prior to 2001, the Company's share of undistributed earnings in these entities was recognized as net investment income using the equity method. Net investment income is reduced by investment management expenses, real estate depreciation, depletion related to energy assets and interest costs associated with securities lending.

     Interest Maintenance Reserve

     The Company is required to maintain an interest maintenance reserve ("IMR"). The IMR is used to defer realized gains and losses, net of income tax, on fixed income investments that result from changes in interest rates. Net realized gains and losses deferred to the IMR are amortized into investment income over the estimated remaining life of the investment sold.

     Investment Capital Gains and Losses

     Realized capital gains and losses are recognized based upon specific identification of securities sold. Beginning January 1, 2001, realized capital losses also include valuation adjustments for impairment of bonds, stocks, mortgage loans, real estate and other investments with a decline in fair value that management considers to be other-than-temporary. Factors considered in evaluating whether a decline in value is other-than-temporary include: (1) whether the decline is substantial, (2) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value, (3) the duration and extent to which the market value has been less than cost, and (4) the financial condition and near-term prospects of the issuer. Prior to 2001, these valuation adjustments were classified as unrealized capital losses and only reported as realized upon disposition. Realized capital gains and losses as reported in the consolidated statement of operations are net of any IMR deferrals and current income tax expense. See Note 3 regarding details of realized capital gains and losses.

     Unrealized capital gains and losses primarily represent changes in the reported fair value of common stocks. Beginning January 1, 2001, changes in the Company's share of undistributed earnings in unconsolidated subsidiaries, affiliates, partnerships and joint ventures are classified as changes in unrealized capital gains and losses. Prior to 2001, the Company's share of undistributed earnings in these entities was recognized as net investment income using the equity method. See Note 3 regarding details of changes in unrealized capital gains and losses.

     Asset Valuation Reserve

     The Company is required to maintain an asset valuation reserve ("AVR"). The AVR represents a general reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is designed to protect surplus against potential declines in the value of the Company's investments. Increases or decreases in AVR are reported as direct adjustments to surplus.

     Separate Accounts

     See Note 7 regarding separate account assets and liabilities reported by the Company.

     Premium Revenue

     Life insurance premiums are recognized as revenue at the beginning of each policy year. Annuity, disability income and long-term care insurance premiums are recognized as revenue

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001, 2000
--------------------------------------------------------------------------------

     when received by the Company. Premium revenue is reported net of ceded reinsurance, see Note 9.

     Other Income

     Other income includes ceded reinsurance expense allowances and various insurance policy charges. Beginning January 1, 2001, considerations received on supplementary contracts without life contingencies are classified as deposit-type transactions and thereby excluded from revenue. Prior to 2001, these considerations were reported as revenue and included in other income.

     Benefit Payments to Policyowners and Beneficiaries

     Benefit payments to policyowners and beneficiaries include death, surrender and disability benefits, as well as matured endowments and supplementary contract payments. Beginning January 1, 2001, benefit payments on supplementary contracts without life contingencies are classified as deposit-type transactions and thereby excluded from expense. Prior to 2001, these payments were reported as benefit expense. Benefit payments are reported net of ceded reinsurance recoveries, see Note 9.

     Reserves for Policy Benefits

     See Note 5 regarding the methods and assumptions used to establish the Company's reserves for future insurance policy benefits.

     Commissions and Operating Expenses

     Commissions and other operating costs, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

     Electronic Data Processing Equipment and Software

     Electronic data processing ("EDP") equipment and software used in the Company's business are reported at cost less accumulated depreciation. Beginning January 1, 2001, certain software costs are capitalized and depreciated over a maximum of five years, while EDP equipment is capitalized and depreciated over three years. Most unamortized software costs are nonadmitted assets and thereby excluded from surplus. Prior to 2001, the Company expensed all software costs, while EDP equipment was capitalized and amortized over its useful life. EDP equipment and software assets of $20 million and $18 million at December 31, 2002 and 2001, respectively, were net of accumulated depreciation of $48 million and $44 million, respectively, and included in other assets in the consolidated statement of financial position. Depreciation expense is recorded using the straight-line method and totaled $27 million, $14 million and $8 million for the years ended December 31, 2002, 2001 and 2000, respectively.

     Policyowner Dividends

     Almost all life insurance and disability income policies and certain annuity contracts and long-term care policies issued by the Company are participating. Annually, the Company's Board of Trustees approves dividends payable on participating policies in the following fiscal year, which are accrued and charged to operations when approved. Participating policyowners generally have the option to direct their dividends to be paid in cash, used to reduce future premiums due or used to purchase additional insurance. A majority of dividends are used by policyowners to

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     purchase additional insurance and are reported as premiums in the consolidated statement of operations, but are not included in premiums received or policy benefits paid in the consolidated statement of cash flows.

     Nonadmitted Assets

     Certain assets are designated as nonadmitted and thereby not permitted as a component of surplus on the statutory basis of accounting. Such assets, principally assets related to pension funding, amounts advanced to or due from the Company's financial representatives and fixed assets, EDP equipment and software net of accumulated depreciation, are excluded from the consolidated statement of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus.

     Reclassifications

     Certain financial statement balances for 2001 and 2000 have been reclassified to conform to the current year presentation.

3.   Investments

     Bonds

     Investments in bonds are reported in the financial statements at amortized cost, less any valuation adjustment. The interest method is used to amortize any purchase premium or discount. Use of the interest method for loan-backed bonds and structured securities includes anticipated prepayments obtained from independent sources. Prepayment assumptions are updated at least annually, with the prospective adjustment method used to recognize related changes in the yield-to-maturity of such securities.

     Estimated fair value is based upon values published by the Securities Valuation Office ("SVO") of the NAIC. In the absence of SVO-published values, estimated fair value is based upon quoted market prices, if available. For bonds without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models.

     Valuation adjustments are made for bonds in or near default, which are reported at the lower of amortized cost or fair value, or for bonds with a decline in fair value that management considers to be other-than-temporary. Statement value and estimated fair value of bonds at December 31, 2002 and 2001 were as follows:

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     December 31, 2002                          Reconciliation to Estimated Fair Value
                                            -----------------------------------------------
                                                           Gross        Gross     Estimated
                                            Statement   Unrealized   Unrealized     Fair
                                              Value        Gains       Losses       Value
                                            ---------   ----------   ----------   ---------
                                                             (in millions)
     U.S. Government                         $ 8,932      $  531       $ (21)      $ 9,442
     States, territories and possessions         396          61          --           457
     Special revenue and assessments           7,576         400          (1)        7,975
     Public utilities                          2,501         251         (25)        2,727
     Banks, trust and insurance companies      1,355          71         (15)        1,411
     Industrial and miscellaneous             29,836       2,150        (688)       31,298
     Parent, subsidiaries and affiliates           1          --          --             1
                                             -------      ------       -----       -------
        Total                                $50,597      $3,464       $(750)      $53,311
                                             =======      ======       =====       =======

     December 31, 2001                          Reconciliation to Estimated Fair Value
                                            -----------------------------------------------
                                                           Gross        Gross     Estimated
                                            Statement   Unrealized   Unrealized     Fair
                                              Value        Gains       Losses       Value
                                            ---------   ----------   ----------   ---------
                                                             (in millions)
     U.S. Government                         $ 4,271      $  221       $ (84)      $ 4,408
     States, territories and possessions         262          29          --           291
     Special revenue and assessments           6,032         185         (23)        6,194
     Public utilities                          2,748          86         (19)        2,815
     Banks, trust and insurance companies      1,306          46         (18)        1,334
     Industrial and miscellaneous             29,685       1,026        (555)       30,156
     Parent, subsidiaries and affiliates           2          --          --             2
                                             -------      ------       -----       -------
        Total                                $44,306      $1,593       $(699)      $45,200
                                             =======      ======       =====       =======

     Statement value and estimated fair value of bonds by contractual maturity at December 31, 2002 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

                                              Statement    Estimated
                                                Value     Fair Value
                                              ----------------------
                                                   (in millions)

     Due in one year or less                   $ 1,165      $ 1,193
     Due after one year through five years       9,858       10,202
     Due after five years through ten years     13,362       14,235
     Due after ten years                        11,877       12,747
                                               -------      -------
                                                36,262       38,377
     Structured securities                      14,335       14,934
                                               -------      -------
        Total                                  $50,597      $53,311
                                               =======      =======

     Common and Preferred Stocks

     Common stocks are reported in the financial statements at fair value, which is based upon quoted market prices, if available. For common stocks without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models. Investments in common stock of unconsolidated subsidiaries and affiliates are included in the consolidated statement of financial position using the equity method.

     Preferred stocks rated "1" (highest quality), "2" (high quality), or "3" (medium quality) by the SVO are reported in the financial statements at amortized cost. All other preferred stock is reported at the lower of cost or fair value. Estimated fair value is based upon quoted market prices, if available. For preferred stock without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models.

     Mortgage Loans

     Mortgage loans are reported in the financial statements at unpaid principal balance, less any valuation allowance or unamortized commitment or origination fee. These fees are generally deferred and amortized into investment income using the interest method. Mortgage loans are collateralized by properties located throughout the United States and Canada. The Company attempts to minimize mortgage loan investment risk by diversification of borrowers, geographic locations and types of collateral properties.

     The maximum and minimum interest rates for mortgage loans originated during 2002 were 8.2% and 5.0%, respectively, while these rates during 2001 were 9.8% and 6.4%, respectively. The aggregate average ratio of amounts loaned to the value of collateral for mortgage loans originated during 2002 and 2001 were 65% and 68%, respectively, with a maximum of 100% for any single loan during each of 2002 and 2001.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     Mortgage loans are considered impaired when, based on current information, management considers it probable that the Company will be unable to collect all principal and interest due according to the contractual terms of the loan. If necessary, a valuation adjustment is made to reduce the carrying value of an impaired loan to the lower of unpaid principal balance or estimated net realizable value based on appraisal of the collateral property. If the impairment is considered to be temporary, the valuation adjustment is classified as an unrealized loss. Beginning January 1, 2001 valuation adjustments for impairments considered to be other-than-temporary were reported as realized losses. Prior to 2001, all changes in valuation adjustments were reported as unrealized gains or losses. At December 31, 2002 and 2001, the reported value of mortgage loans was reduced by $44 million and $99 million, respectively, in valuation adjustments.

     Real Estate

     Real estate investments are reported in the financial statements at cost, less any valuation adjustment, encumbrances and accumulated depreciation of buildings and other improvements using a straight line method over the estimated useful life of the improvements. An investment in real estate is considered impaired when the projected undiscounted net cash flow from the investment is less than depreciated cost. When the Company determines that an investment in real estate is impaired, a valuation adjustment is made to reduce the carrying value to estimated fair value, after encumbrances, based on appraisal of the property. The valuation adjustment is included in realized losses. At December 31, 2002 and 2001, the reported value of real estate investments was reduced by $0 and $52 million, respectively, in valuation adjustments.

     Leveraged Leases

     Leveraged leases are reported in the financial statements at the present value of minimum lease payments, plus the residual value of the leased asset. At December 31, 2002 and 2001, the reported value of leveraged leases was $532 million and $669 million, respectively. The reported value of leveraged leases was reduced by $108 million at December 31, 2002 to reflect a decline in value of certain aircraft leases that management considers to be other-than-temporary. The decline in value was charged against an existing valuation allowance and is not included as a component of net realized capital losses for 2002. Leveraged leases are included in other investments and primarily represent investments in commercial aircraft or real estate property that are leased to third parties and serve as collateral for non-recourse borrowings.

     Capital Gains and Losses

     Realized investment gains and losses for the years ended December 31, 2002, 2001 and 2000 were as follows:

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

                                                 For the year ended               For the year ended
                                                  December 31, 2002                December 31, 2001
                                           ------------------------------   ------------------------------
                                                                    Net                              Net
                                                                 Realized                         Realized
                                           Realized   Realized     Gains    Realized   Realized     Gains
                                            Gains      Losses    (Losses)    Gains      Losses    (Losses)
                                           --------   --------   --------   --------   --------   --------
                                                                   (in millions)
     Bonds                                  $  950    $(1,237)    $(287)     $  537    $  (674)    $(137)
     Common and
        preferred stocks                       356       (619)     (263)        863       (569)      294
     Mortgage loans                             --         (4)       (4)         --        (10)      (10)
     Real estate                               121         (3)      118          85        (11)       74
     Other invested assets                     158       (258)     (100)        296       (149)      147
                                           -------    -------     -----      ------    -------     -----
                                            $1,585    $(2,121)     (536)     $1,781    $(1,413)      368
                                           =======    =======                ======    =======
     Less: Capital gains taxes                                     (194)                              98
     Less: IMR gains (losses)                                       264                               11
                                                                  -----                            -----
     Net realized capital gains (losses)                          $(606)                           $ 259
                                                                  =====                            =====

                                                 For the year ended
                                                  December 31, 2000
                                           ------------------------------
                                                                    Net
                                                                 Realized
                                           Realized   Realized     Gains
                                             Gains     Losses    (Losses)
                                           --------   --------   --------
                                                   (in millions)
     Bonds                                  $  369     $(416)     $  (47)
     Common and
        preferred stocks                     1,534      (333)      1,201
     Mortgage loans                             --       (25)        (25)
     Real estate                               101        --         101
     Other invested assets                     395      (177)        218
                                            ------     -----      ------
                                            $2,399     $(951)      1,448
                                            ======     =====
     Less: Capital gains taxes                                       353
     Less: IMR gains (losses)                                        (52)
                                                                  ------
     Net realized capital gains (losses)                          $1,147
                                                                  ======

     Proceeds on the sale of bond investments totaled $53 billion, $30 billion and $25 billion for the years ended December 31, 2002, 2001 and 2000, respectively. Realized losses included $588 million and $457 million for the years ended December 31, 2002 and 2001, respectively, of pretax valuation adjustments for declines in fair value of investments that were considered to be other-than-temporary. Other-than-temporary declines in fair value of $508 million for the year ended December 31, 2000 are included in net unrealized losses.

     Changes in net unrealized investment gains and losses for the years ended December 31, 2002, 2001 and 2000 were as follows:

                                   For the year ended December 31,
                                   -------------------------------
                                        2002    2001     2000
                                       -----   -----   -------
                                            (in millions)

     Bonds                             $(150)  $ (15)  $  (208)
     Common and preferred stocks        (436)   (699)     (851)
     Mortgage loans                       --      --        (2)
     Real estate                          --      --        (4)
     Other investments                  (172)   (193)       22
                                       -----   -----   -------
                                        (758)   (907)  $(1,043)
                                                       =======
     Change in deferred taxes            241     352
                                       -----   -----
                                       $(517)  $(555)
                                       =====   =====

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     See Note 10 regarding the accounting change in 2001 for deferred taxes as regards to unrealized gains and losses.

     Securities Lending

     The Company has entered into securities lending agreements whereby certain investment securities are loaned to third parties, primarily major brokerage firms. The Company's policy requires a minimum of 102% of the fair value of the loaned securities, calculated on a daily basis, as collateral in the form of either cash or securities held by the Company or a trustee. At December 31, 2002 and 2001, unrestricted cash collateral held by the Company of $1.6 billion and $1.3 billion, respectively, is included in cash and invested assets and the offsetting collateral liability of $1.6 billion and $1.3 billion, respectively, is included in other liabilities. Additional non-cash collateral of $389 million and $823 million is held on the Company's behalf by a trustee at December 31, 2002 and 2001, respectively, and is not included in the Consolidated Statement of Financial Position.

     Mortgage Dollar Rolls

     The Company has also entered into reverse repurchase agreements whereby the Company agrees to sell and repurchase various mortgage-backed securities. At December 31, 2002 and 2001, the book value of securities subject to these agreements and included in bonds were $1,042 million and $964 million, respectively, while fair values were $1,057 million and $966 million, respectively. The repurchase obligation liability of $1,042 million and $964 million were included in the other liabilities at December 31, 2002 and 2001, respectively. Securities subject to these agreements had contractual maturities of 30 years at each of December 31, 2002 and 2001 and weighted average interest rates of 5.8% and 6.8%, respectively.

4.   Derivative Financial Instruments

     In the normal course of business, the Company enters into derivative transactions, generally to mitigate the risk to Company assets and liabilities of fluctuations in interest rates, foreign currency exchange rates and other market risks. Derivative investments are reported as other investments in the consolidated statement of financial position. Derivatives that hedge specific assets and liabilities are reported in a manner consistent with the hedged item (e.g., at amortized cost or fair value), while derivative financial instruments that hedge a portfolio of assets or liabilities are reported at fair value. Fair value is estimated as the amount that the Company would expect to receive or pay upon termination of the contract at the reporting date. Changes in the carrying value of derivatives that hedge a portfolio of assets or liabilities are reported as realized capital gains and losses.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     The Company held the following positions for hedging purposes at December 31, 2002 and 2001:

                                           December 31, 2002            December 31, 2001
                                      ---------------------------   ---------------------------
                                      Carrying   Notional    Fair   Carrying   Notional    Fair
          Derivative Instrument         Value     Amount    Value     Value     Amount    Value
     ------------------------------   ---------------------------   ---------------------------
                                                            (in millions)
     Specific Hedges:

        Foreign currency swaps          $ --       $ 68     $  7      $ 1        $ 70     $ 11
        Forward purchase agreements       --         --       --       --         200        3
        Interest rate swaps               (3)       442       (8)       1          88        6
        Swaptions                         12        358       12        8         304       13
        Interest rate floors               8        625       41        6         525       19
        Credit default swaps              --         67       --       --          57       --
        Commodity swaps                   --          5       (1)      --          --       --

     Portfolio Hedges:

        Equity futures and swaps          --         --       --        9         221        9
        Fixed income futures              --        365       --       (2)        203       (2)
        Foreign currency forward
           contracts                     (19)       567      (17)      --         502       --

     The notional or contractual amounts of derivative financial instruments are used to denominate the transactions and do not represent the amounts exchanged between the parties.

     Foreign currency swaps are used to hedge exposure to variable U.S. dollar cash flows from certain bonds denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future.

     Forward purchase agreements are used to fix the price of a security purchase or sale to be settled on a future date, reducing or eliminating the risk of price fluctuation prior to settlement. Forward purchase agreements fix the price, quantity and settlement date for a future purchase or sale.

     Interest rate swaps are used to hedge exposure to variable interest payments on certain floating rate bonds. An interest rate swap is a contractual agreement to pay a floating rate of interest, based upon a reference index, in exchange for a fixed rate of interest established at the origination of the contract.

     Swaptions are used to hedge the asset/liability risks of a significant and sustained increase or decrease in interest rates for certain of the Company's insurance products. Swaptions are a contractual agreement whereby one party holds an option to enter into an interest rate swap with another party on predefined terms.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     Interest rate floors are used to hedge the asset/liability risks of a significant and sustained decrease in interest rates. Floors entitle the Company to receive settlement payments from the counterparties if interest rates decline below a specified level.

     Credit default swaps are used to hedge against a drop in bond prices due to credit concerns for certain bond issuers. A credit default swap allows the Company to put the bond to a counterparty at par upon a "credit event" sustained by the bond issuer. A credit event is defined as bankruptcy, failure to pay, or obligation acceleration.

     Commodity swaps are used to hedge the forward sale of crude oil and natural gas production. Commodity swaps are agreements whereby one party pays a floating commodity price in exchange for a specified fixed commodity price.

     Equity index futures contracts and equity total return swaps are used to mitigate exposure to market fluctuations for the Company's portfolio of common stocks. Futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. Swaps are contracts to exchange, for a period of time, the investment performance of one underlying instrument for the investment performance of another underlying instrument, typically without exchanging the instruments themselves.

     Fixed income futures contracts are used to hedge interest rate risks for a portion of its fixed maturity investment portfolio. These futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price.

     Foreign currency forward contracts are used to hedge the foreign exchange risk for portfolios of investments denominated in foreign currencies. Foreign currency forward contracts obligate the Company to deliver a specified amount of foreign currency at a future date at a specified exchange rate.

     In addition to derivatives used for hedging purposes, the Company entered into replication transactions during 2002. A replication transaction means a derivative transaction is entered into in conjunction with other investment transactions in order to "replicate" the investment characteristics of otherwise permissible investments. During 2002, the Company entered into two replication transactions; a $15 million par equivalent fixed income replication comprised of a credit default swap, an interest rate swap and an asset-backed security purchase; and a $25 million par equivalent fixed income replication comprised of a credit default swap and an asset-backed security purchase. These replication transactions, including their derivative components, are carried at amortized cost. The Company also entered into long equity and fixed income futures replication transactions during 2002. The average fair value of replications during 2002 was $72 million, with an ending fair value of $8 million at December 31, 2002.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

5.   Reserves for Policy Benefits

     Reserves for policy benefits represent the net present value of future policy benefits, less future policy premiums, estimated using actuarial methods based on mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the OCI. Use of these actuarial tables and methods involved assumptions regarding future mortality and morbidity. Actual future experience could differ from the assumptions used to make these estimates.

     Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner's Reserve Valuation Method ("CRVM") with interest rates ranging from 3 1/2% to 5 1/2% and the 1958 or 1980 CSO mortality tables. Other life policy reserves are primarily based on the net level premium method, using various mortality tables at interest rates ranging from 2% to 4 1/2%. As of December 31, 2002, the Company has $750 billion of total life insurance in-force, including $8 billion of life insurance in-force for which gross premiums are less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI.

     As of January 1, 2001, the Company changed the valuation basis for reserves on certain term life insurance policies. The impact of this change increased policy benefit reserves by $61 million, and was reported as a direct reduction of surplus for the year ended December 31, 2001.

     Tabular cost has been determined from the basic data for the calculation of policy reserves. Tabular cost less actual reserves released has been determined from the basic data for the calculation of reserves and reserves released. Tabular interest has been determined from the basic data for the calculation of policy reserves. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation rate of interest times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

     Additional premiums are charged for substandard lives for policies issued after January 1, 1956. Net level premium or CRVM mean reserves are based on multiple mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

     Deferred annuity reserves on contracts issued since 1985 are primarily based on the Commissioner's Annuity Reserve Valuation Method with interest rates ranging from 3 1/2% to 6 1/4%. Other deferred annuity reserves are based on contract value. Immediate annuity reserves are based on present value of expected benefit payments at interest rates ranging from 3 1/2% to 7 1/2%. Beginning January 1, 2001 changes in future policy benefits on supplementary contracts without life contingencies are classified as deposit-type transactions and thereby excluded from net additions to policy benefit reserves in the consolidated statement of operations. Prior to 2001, these reserve changes were reported as a component of operations.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     At December 31, 2002 and 2001, the withdrawal characteristics of the Company's annuity reserves and deposit liabilities were as follows:

                                                    December 31, 2002   December 31, 2001
                                                    -----------------   -----------------
                                                     Amount   Percent    Amount   Percent
                                                    -------   -------   -------   -------
                                                                (in millions)
     Subject to discretionary
     withdrawal - with market value adjustment      $ 7,539     58.5%   $ 8,936     63.5%
     Subject to discretionary
     withdrawal - without market value adjustment     2,620     20.3%     2,260     16.1%
     Not subject to discretionary
     withdrawal                                       2,738     21.2%     2,869     20.4%
                                                    -------    -----    -------    -----
                                                    $12,897    100.0%   $14,065    100.0%
                                                    =======             =======

     Active life reserves for disability income ("DI") policies issued since 1987 are primarily based on the two-year preliminary term method using a 4% interest rate and the 1985 Commissioner's Individual Disability Table A ("CIDA") for morbidity. Active life reserves for prior DI policies are based on the net level premium method, with interest rates ranging from 3% to 4% and the 1964 Commissioner's Disability Table for morbidity. Disabled life reserves for DI policies are based on the present value of expected benefit payments, primarily using the 1985 CIDA (modified for Company experience in the first four years of disability) and interest rates ranging from 3% to 5 1/2%.

     Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premium. Mid-terminal reserves are based on the one-year preliminary term method, industry-based experience morbidity, total terminations based on the 1983 Individual Annuity Mortality table with no lapse, and an interest rate of either 4% or the minimum rate allowable for tax purposes. When the tax interest rate is used, reserves are compared in the aggregate to the statutory minimum and the greater of the two is held. Disabled life reserves for long-term care policies are based on the present values of expected benefit payments using industry-based long-term care experience with a 4.5% interest rate.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

6.   Premium and Annuity Considerations Deferred and Uncollected

     Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected premiums at December 31, 2002 and 2001 were as follows:

                             December 31, 2002   December 31, 2001
                             -----------------   -----------------
     Type of Business          Gross     Net       Gross     Net
     ---------------------    ------   ------     ------   ------
                                         (in millions)
     Ordinary new business    $  149   $   69     $  145   $   77
     Ordinary renewal          1,409    1,145      1,351    1,103
                              ------   ------     ------   ------
                              $1,558   $1,214     $1,496   $1,180
                              ======   ======     ======   ======

7.   Separate Accounts

     Separate account assets and related policy liabilities represent the segregation of funds deposited by variable life insurance and variable annuity policyowners. Policyowners bear the investment performance risk associated with variable products. Separate account assets are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in a fixed interest rate annuity issued by the general account of the Company. Separate account assets are reported at fair value based primarily on quoted market prices.

     Following is a summary of separate account liabilities by withdrawal characteristic at December 31, 2002 and 2001:

                                                  December 31,
                                               -----------------
                                                 2002      2001
                                               -------   -------
                                                 (in millions)
     At market value                           $ 8,442   $ 9,780
     Not subject to discretionary withdrawal     1,550     1,762
     Non-policy liabilities                        254       244
                                               -------   -------
        Total                                  $10,246   $11,786
                                               =======   =======

     While separate account liability values are not guaranteed by the Company, the variable annuity and variable life insurance products represented in the separate accounts do include guaranteed minimum death benefits underwritten by the Company. At December 31, 2002 and 2001, general account reserves for policy benefits included $11 million and $6 million, respectively, in reserves for these benefits.

     Separate account premiums and other considerations received during the years ended December 31, 2002 and 2001 were $1,341 million and $1,419 million, respectively. Following is a

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     summary reconciliation of amounts reported as transfers to and from separate accounts in the summary of operations of the Company's NAIC Separate Account Annual Statement and the amount reported as net transfers to separate accounts in the accompanying consolidated statement of operations for the years ended December 31, 2002 and 2001:

                                                           For the year ended December 31,
                                                           -------------------------------
                                                                    2002      2001
                                                                  -------   -------
                                                                    (in millions)
     From Separate Account Annual Statement:
        Transfers to Separate Accounts                            $ 1,341   $ 1,419
        Transfers from Separate Accounts                           (1,300)   (1,128)
                                                                  -------   -------
                                                                       41       291
     Reconciling adjustments:
        Investment management and administrative charges               65        72
        Mortality, breakage and taxes                                 136       139
                                                                  -------   -------
           Net transfers to separate accounts                     $   242   $   502
                                                                  =======   =======

8.   Employee and Representative Benefit Plans

     The Company sponsors noncontributory defined benefit retirement plans for all eligible employees and field representatives. These include tax-qualified plans, as well as nonqualified plans that provide benefits to certain participants in excess of ERISA limits for qualified plans. The Company's policy is to fully fund the obligations of qualified plans in accordance with ERISA requirements.

     Beginning January 1, 2001 the costs associated with these retirement benefits are expensed over the annual periods during which the participant provides services to the Company, including recognition of pension assets and liabilities based on the funded status of the related plans. Prior to 2001, the Company recognized pension expense only in the periods in which contributions were made to plan assets.

     In addition to pension benefits, the Company provides certain health care and life insurance benefits ("postretirement benefits") to retired employees, field representatives and eligible dependents. Substantially all employees and field representatives will become eligible for these benefits if they reach retirement age while working for the Company.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     Aggregated assets and projected benefit obligations of the defined benefit plans and for postretirement benefits at December 31, 2002 and 2001, and changes in assets and obligations for the years then ended, were as follows:

                                                   Defined Benefit Plans   Postretirement Benefits
                                                   ---------------------   -----------------------
                                                       2002     2001             2002   2001
                                                      ------   ------            ----   ----
                                                                    (in millions)
     Fair value of plan assets at January 1           $1,612   $1,694            $ 20   $23
     Changes in plan assets:
        Actual return on plan assets                    (161)     (54)             (2)   (2)
        Actual plan benefits paid                        (31)     (28)             (1)   (1)
                                                      ------   ------            ----   ---
     Fair value of plan assets at December 31         $1,420   $1,612            $ 17   $20
                                                      ======   ======            ====   ===

     Projected benefit obligation at January 1        $1,367   $1,261            $ 96   $89
     Changes in benefit obligation:
        Service cost of benefits earned                   54       50              11     7
        Interest cost on projected obligations            95       86               8     6
        Projected plan benefits paid                     (34)     (30)             (8)   (6)
        Experience (gains) losses                         17       --              24    --
                                                      ------   ------            ----   ---
     Projected benefit obligation at December 31      $1,499   $1,367            $131   $96
                                                      ======   ======            ====   ===

     Plan assets are invested primarily in common stocks and corporate debt securities through a separate account of the Company. Fair value of plan assets is based primarily on quoted market values.

     The projected benefit obligation represents the actuarial net present value of future benefit obligations, which is calculated annually by the Company. The following table summarizes assumptions used in estimating the projected benefit obligation at December 31, 2002 and 2001:

                                               Defined Benefit Plans   Postretirement Benefits
                                               ---------------------   -----------------------
                                                    2002   2001              2002   2001
                                                    ----   ----              ----   ----
     Discount rate                                  7.0%   7.0%              7.0%   7.0%
     Long-term rate of return on plan assets        8.5%   9.0%              8.5%   9.0%
     Annual increase in compensation                5.0%   5.0%              5.0%   5.0%

     The projected benefit obligations at December 31, 2002 and 2001 also assumed an annual increase in future retiree medical costs of 10%, grading down to 5% over 5 years and remaining level thereafter. A further increase in the assumed healthcare cost trend of 1% in each year would increase the accumulated postretirement benefit obligation as of December 31, 2002 by $13 million and net periodic postretirement benefit expense during 2002 by $2 million. A decrease in the assumed healthcare cost trend of 1% in each year would decrease the

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     accumulated postretirement benefit obligation as of December 31, 2002 by $13 million and net periodic postretirement benefit expense during 2002 by $2 million.

     Projected benefit obligations included $12 million and $11 million for non-vested employees at December 31, 2002 and 2001, respectively.

     An aggregated reconciliation of the funded status of the plans to the net liability recorded by the Company at December 31, 2002 and 2001, as well as the components of net periodic benefit costs for the years then ended, were as follows:


                                                      Defined Benefit Plans   Postretirement Benefits
                                                      ---------------------   -----------------------
                                                          2002     2001             2002    2001
                                                         ------   ------           -----   -----
                                                                      (in millions)
     Fair value of plan assets at December 31            $1,420   $1,612           $  17   $  20
     Projected benefit obligation at December 31          1,499    1,367             131      96
                                                         ------   ------           -----   -----
        Funded status                                       (79)     245            (114)    (76)
           Unrecognized net experience losses               516      207              29       4
           Unrecognized initial net asset                  (644)    (657)             --      --
           Nonadmitted asset                                (58)     (38)             --      --
                                                         ------   ------           -----   -----
     Net pension liability                                ($265)   ($243)           ($85)   ($72)
                                                         ======   ======           =====   =====

     Components of net periodic benefit cost:
        Service cost of benefits earned                  $   54   $   50           $  11   $   7
        Interest cost on projected obligations               95       86               9       6
        Amortization of experience gains and losses           5       --               1      --
        Amortization of initial net asset                   (13)      --              --      --
        Expected return on plan assets                     (136)    (151)             (2)     (2)
                                                         ------   ------           -----   -----
           Net periodic expense (benefit)                $    5     ($15)          $  19   $  11
                                                         ======   ======           =====   =====

     Unrecognized net experience gains or losses represent cumulative amounts by which plan experience for return on plan assets or benefit costs has been more or less favorable than assumed. These net differences accumulate without recording in the Company's financial statements unless they exceed ten percent of plan assets or projected benefit obligation, whichever is greater. If they exceed this limit, they are amortized into net periodic benefit costs over the remaining average years of service until retirement of the employee base, which is currently seventeen years.

     Unrecognized initial net assets represent the amount by which the fair value of plan assets exceeded the projected benefit obligation for funded pension plans upon the adoption of new statutory accounting principles at January 1, 2001. The Company has elected not to record an initial asset for this excess, rather it will establish the asset through amortization of this initial asset as a credit to net periodic benefit cost.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     Any net pension assets for funded plans are nonadmitted under statutory accounting and are thereby excluded from surplus.

     The Company also sponsors a contributory 401(k) plan for eligible employees and a noncontributory defined contribution plan for full-time representatives. For the years ended December 31, 2002, 2001 and 2000 the Company expensed total contributions to these plans of $22 million, $20 million and $19 million, respectively.

9.   Reinsurance

     In the normal course of business, the Company limits its exposure to life insurance death benefits on any single insured by ceding insurance coverage to reinsurers under excess and coinsurance contracts. The Company retains a maximum of $25 million of coverage per individual life and $35 million maximum of coverage per joint life. The Company also has an excess reinsurance contract for certain disability income policies issued prior to 1999 with retention limits varying based upon coverage type.

     Amounts shown in the consolidated financial statements are reported net of reinsurance. Reserves for policy benefits at December 31, 2002 and 2001 were net of ceded reserves of $877 million and $757 million, respectively. The effect of reinsurance on premium revenue and benefits expense for the years ended December 31, 2002, 2001 and 2000 was as follows:

                              For the year ended December 31,
                              -------------------------------
                                  2002      2001      2000
                                -------   -------   -------
                                       (in millions)

     Direct premium revenue     $10,706   $ 9,995   $ 9,460
     Premiums ceded                (598)     (548)     (494)
                                -------   -------   -------
        Net premium revenue     $10,108   $ 9,447   $ 8,966
                                =======   =======   =======

     Direct benefit expense      10,749    10,109    10,140
     Benefits ceded                (419)     (432)     (315)
                                -------   -------   -------
        Net benefit expense     $10,330   $ 9,677   $ 9,825
                                =======   =======   =======

     In addition, the Company received $172 million, $161 million and $146 million for the years ended December 31, 2002, 2001 and 2000, respectively, from reinsurers as allowances for reimbursement of commissions and other expenses on ceded business. These amounts are included in other income in the consolidated statement of operations.

     Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     attempts to minimize this risk by diversifying its reinsurance coverage among a number of reinsurers that meet its standards for strong financial condition. There were no reinsurance recoverables at December 31, 2002 and 2001, which were considered by management to be uncollectible.

10.  Income Taxes

     The Company files a consolidated federal income tax return including the following entities:

     Northwestern Mutual Investment Services, LLC      Baird Holding Company
     Northwestern International Holdings, Inc.         Frank Russell Company
     NML Real Estate Holdings, LLC and subsidiaries    Bradford, Inc.
     NML Securities Holdings, LLC and subsidiaries     Network Planning Advisors, LLC
     Northwestern Investment Management Company, LLC   Mason Street Advisors, LLC
     Northwestern Securities Holdings, LLC             NML - CBO, LLC
     Northwestern Mutual Trust Company                 JYD, LLC

     The Company collects from or refunds to these subsidiaries their share of consolidated income taxes determined under written tax-sharing agreements. Federal income tax returns for years through 1999 are closed as to further assessment of tax. The liability for income taxes payable in the financial statements includes a provision for any additional taxes that may become due with respect to the open tax years.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     Beginning January 1, 2001 the Company accounts for deferred tax assets and liabilities, which reflect the financial statement impact of cumulative temporary differences between the tax and financial statement bases of assets and liabilities. Prior to 2001, no deferred tax balances were reported. The components of the net admitted deferred tax asset at December 31, 2002 and 2001 were as follows:

                                               December 31,
                                             ---------------
                                              2002     2001    Change
                                             ------   ------   ------
                                                  (in millions)
     Deferred tax assets:
        Policy acquisition costs             $  673   $  626    $ 47
        Investment asset                        664      360     304
        Policy benefit liabilities            1,769    1,728      41
        Benefit plan obligations                223      202      21
        Guaranty fund assessment                 14       14      --
        Nonadmitted assets                       67       54      13
        Other                                    61       69      (8)
                                             ------   ------    ----
           Gross deferred tax assets         $3,471   $3,053    $418
     Deferred tax liabilities:
        Premium and other receivables        $  425   $  416    $  9
        Investment asset                      1,156    1,034     122
        Other                                     3        1       2
                                             ------   ------    ----
           Gross deferred tax liabilities    $1,584   $1,451    $133
                                             ------   ------    ----
           Net admitted deferred tax asset   $1,887   $1,602    $285
                                             ======   ======    ====

     Statutory accounting principles limit the amount of gross deferred tax assets that can be included in Company surplus. This limit is based on a formula that takes into consideration available loss carryback capacity, expected timing of reversal for existing temporary differences, gross deferred tax liabilities and the level of Company surplus. At December 31, 2002 and 2001, the Company's gross deferred tax assets did not exceeded this limitation.

     Changes in deferred tax assets and liabilities related to unrealized gains and losses on investments are reported as a component of changes in unrealized capital gains and losses in the consolidated statement of changes in surplus. Other net changes in deferred tax assets and liabilities are direct adjustments to surplus and separately reported in the consolidated statement of changes in surplus.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     The major components of current income tax expense (benefit) were as follows:

                                              December 31,
                                              ------------
                                               2002   2001
                                              -----   ----
                                              (in millions)
     Current year income tax                  $  26   $170
     Tax credits                                (15)   (11)
     Equity tax (credit)                       (453)    14
                                              -----   ----
        Total current tax expense (benefit)   $(442)  $173
                                              =====   ====

     The Company's taxable income can vary significantly from gain from operations before taxes due to differences in revenue recognition and expense deduction between book and tax.

     The Company is subject to an "equity tax" that is assessed only on mutual life insurance companies. At December 31, 2001, the liability for income taxes payable included $453 million related to the Company's estimated liability for equity tax, primarily with respect to the 2001 tax year. In March 2002, Congress passed legislation that suspended assessments of equity tax for tax years 2001 through 2003. As a result, this liability was released as a credit to current tax expense during 2002.

     The Company's effective tax rates were 299% and 21% for the years ended December 31, 2002 and 2001. The effective rate is not the statutory rate applied to the Company's taxable income or loss by the Internal Revenue Service. It is a financial statement relationship that represents the relationship between the sum of total taxes, including those that affect net income and changes in deferred taxes not related to unrealized gains and losses on investments, to the sum of gain from operations before taxes and pretax net realized gains or losses. These financial statement effective rates were different than the applicable federal tax rate of 35% due primarily to differences between book and tax recognition of net investment income and realized capital gains and losses, prior year adjustments and the impact the of equity tax in 2002.

     The effective tax rate for the year ended December 31, 2000 was 16%, based only on tax expense attributed to net gain from operations and its relationship to gain from operations before taxes. The effective rate was less than the applicable federal rate of 35% due primarily to differences between book and tax recognition of investment income and realized capital gains and losses and prior year adjustments.

     Income taxes incurred in the current and prior years of $1.7 billion are available at December 31, 2002 for recoupment in the event of future net losses.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

11.  Frank Russell Company Acquisition and Goodwill

     The Company acquired Frank Russell Company ("Russell") effective January 1, 1999 for a purchase price of approximately $955 million plus contingent consideration. Russell, a global leader in multi-manger investment services, provides investment products and services in more than 35 countries. This investment is accounted for using the equity method, adjusted for the charge-off of acquisition goodwill, and is included in common stocks in the consolidated statement of financial position. Since the date of acquisition, the Company charged-off directly from surplus approximately $882 million, representing the goodwill associated with the acquisition. The Company has received permission from the OCI for this statutory accounting treatment, which is different than the NAIC "Accounting Practices and Procedures Manual".

     The Company has unconditionally guaranteed certain debt obligations of Russell, including $350 million of senior notes and up to $150 million of other credit facilities.

12.  Contingencies

     The Company has also guaranteed certain obligations of other affiliates. These guarantees totaled approximately $112 million at December 31, 2002 and are generally supported by the underlying net asset values of the affiliates. In addition, the Company routinely makes commitments to fund mortgage loans or other investments in the normal course of business. These commitments aggregated to $2.2 billion at December 31, 2002 and were extended at market interest rates and terms.

     The Company is engaged in various legal actions in the normal course of its investment and insurance operations. In the opinion of management, losses that may result from such actions would not have a material effect on the Company's financial position at December 31, 2002.

13.  Related Party Transactions

     During 2001 and 2000, the Company transferred appreciated equity investments to wholly-owned subsidiaries as a capital contribution to the subsidiaries. Realized capital gains of $244 million and $220 million for 2001 and 2000, respectively, were reported based on the fair value of the assets at transfer.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

14.  Fair Value of Financial Instruments

     The fair value of investment assets, including derivatives, and certain policy liabilities at December 31, 2002 and 2001 were as follows:

                                              December 31, 2002     December 31, 2000
                                             -------------------   -------------------
                                             Statement     Fair    Statement     Fair
                                               Value      Value      Value      Value
                                             ---------   -------   ---------   -------
                                                           (in millions)
     Assets:
        Bonds                                 $50,597    $53,311    $44,306    $45,200
        Common and preferred stocks             4,902      6,373      5,369      7,072
        Mortgage loans                         15,692     17,485     15,164      5,875
        Real estate                             1,503      2,181      1,671      2,406
        Policy loans                            9,292      9,628      9,028      9,375
        Other investments                       4,242      4,802      4,817      5,244
        Cash and short-term investments         1,814      1,814      2,018      2,018

     Liabilities:
        Investment-type insurance reserves    $ 3,737    $ 3,562    $ 3,417    $ 3,191

     Fair value of bonds, common and preferred stocks and derivative financial instruments are based upon quoted market prices, when available. For those not actively traded, fair values are estimated using independent pricing services or internally developed pricing models. The fair value of mortgage loans is estimated by discounting estimated future cash flows using market interest rates for debt with comparable credit risk and maturities. Real estate fair value is determined by discounting estimated future cash flows using market interest rates. Policy loan fair value is estimated based on discounted projected cash flows using market interest rates and assumptions regarding future loan repayments based on Company experience. Other investments primarily represent joint ventures and partnerships, for which the equity method approximates fair value.

     The fair value of investment-type insurance reserves is estimated by discounting estimated future cash flows at market interest rates for similar instruments with comparable maturities.

                                                      PricewaterhouseCoopers LLP
                                                       100 East Wisconsin Avenue
                                                                      Suite 1500
                                                             Milwaukee, WI 53202
                                                        Telephone (414) 212 1600

Report of Independent Accountants

To the Board of Trustees and Policyowners of The Northwestern Mutual Life Insurance Company

We have audited the accompanying consolidated statement of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary ("the Company") as of December 31, 2002 and 2001, and the related consolidated statements of operations, of changes in surplus and of cash flows for each of the three years in the period ended December 31, 2002. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these consolidated financial statements using accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting), which practices differ from accounting principles generally accepted in the United States of America. Accordingly, the consolidated financial statements are not intended to represent a presentation in accordance with accounting principles generally accepted in the United States. The effects on the consolidated financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States, although not reasonably determinable, are presumed to be material.

In our opinion, the consolidated financial statements audited by us (1) do not present fairly in conformity with generally accepted accounting principles, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2002 and 2001, or the results of their operations or their cash flows for each of the three years in the period ended December 31, 2002 because of the effects of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America referred to in the preceding paragraph, and (2) do present fairly, in all material respects, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2002 and 2001 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, on the basis of accounting described in Note 1.

As discussed in Note 1 to the financial statements, the Company adopted the accounting policies in the revised National Association of Insurance Commissioners "Accounting Practices and Procedures Manual" - Effective January 1, 2001, as required by the Office of the Commissioner of Insurance of the State of Wisconsin. The effect of adoption is recorded as an adjustment to surplus as of January 1, 2001.

PRICEWATERHOUSECOOPERS LLP
January 21, 2003

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

GENERAL INFORMATION..........................................................B-2

DISTRIBUTION OF THE CONTRACTS................................................B-2

DETERMINATION OF ANNUITY PAYMENTS............................................B-2
      Amount of Annuity Payments.............................................B-2
      Annuity Unit Value.....................................................B-3
      Illustrations of Variable Annuity Payments.............................B-3

VALUATION OF ASSETS OF THE ACCOUNT...........................................B-4

TRANSFERABILITY RESTRICTIONS.................................................B-4

EXPERTS......................................................................B-4

FINANCIAL STATEMENTS OF THE ACCOUNT..........................................B-5
(as of December 31, 2002 and for each of the two years in the period ended December 31, 2002)

   Report of Independent Accountants........................................B-15
   (as of December 31, 2002 and for each of the two years in the period ended December 31, 2002)

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL.................................B-16
(as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002)

   Report of Independent Accountants........................................B-44
   (as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002)